UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04175

Dreyfus Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	1/31
Date of reporting period:	1/31/19

FORM N-CSR

Item 1.             Reports to Stockholders.

Dreyfus Cash Management Funds

ANNUAL REPORT January 31, 2019

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

Dreyfus AMT-Free Tax Exempt Cash Management

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds	The Funds

LETTERS TO SHAREHOLDERS

Dear Shareholder:

This annual report for the Dreyfus Cash Management Funds (Taxable) covers the 12-month period ended January 31, 2019. Over the reporting period, these funds achieved the following yields and, taking into account the effects of compounding, the following effective yields:1,2

	Yield (%)	Effective Yield (%)
Dreyfus Cash Management[3]
Institutional Shares	2.10	2.12
Investor Shares	1.85	1.86
Administrative Shares	2.00	2.02
Dreyfus Government Cash Management[4]
Institutional Shares	1.81	1.82
Investor Shares	1.56	1.57
Administrative Shares	1.71	1.72
Participant Shares	1.40	1.41
Dreyfus Government Securities Cash Management[4]
Institutional Shares	1.76	1.77
Investor Shares	1.51	1.52
Administrative Shares	1.66	1.68
Participant Shares	1.36	1.37
Dreyfus Treasury & Agency Cash Management[4]
Institutional Shares	1.80	1.82
Investor Shares	1.56	1.57
Administrative Shares	1.71	1.72
Participant Shares	1.41	1.41
Dreyfus Treasury Securities Cash Management[4]
Institutional Shares	1.77	1.78
Investor Shares	1.52	1.53
Administrative Shares	1.67	1.68
Participant Shares	1.37	1.38

Yields of money market instruments climbed during the reporting period in response to higher short-term interest rates from the Federal Reserve Board (the “Fed”).

Short-Term Interest Rates Moved Higher Amid Robust Growth

Sentiment remained positive during the reporting period as investors and monetary policymakers anticipated above-trend economic and employment growth to continue, in part due to tax-rate reductions passed in December 2017.

The months before the start of the reporting period saw a continued economic expansion, robust labor market gains and rising short-term interest rates as the Fed continued to move away from its aggressively accommodative monetary policy of the past decade.

February 2018 saw renewed volatility in financial markets, as inflation fears mounted in response to the addition of 330,000 jobs and an unemployment rate that stayed steady at 4.1%. Manufacturing activity continued to expand and consumer confidence remained high.

Heightened volatility in the financial markets persisted in March, as investors reacted nervously to political rhetoric regarding potential new trade tariffs. Job creation trailed off compared with previous months, with 182,000 new jobs, but the unemployment rate slipped to 4.0%. Consumer confidence fell slightly due to worries about potential trade disputes, while the U.S. economy grew at a 2.2% annualized rate in the first quarter of 2018.

In April, the unemployment rate eased to 3.9% and 196,000 new jobs were added to the workforce. Retail sales grew by 0.3% amid persistently strong consumer confidence, which showed no sign of deterioration despite sharply rising fuel prices. In addition, long-term interest rates continued to climb as the yield on 10-year U.S. Treasury bonds topped 3% for the first time since 2014.

May saw a further decrease in the unemployment rate to 3.8%, its lowest level since December 1969, and 270,000 new jobs were added. Retail sales grew at a faster-than-expected 1.2% rate, and the Fed’s preferred measure of inflation, the “core” Personal Consumption Expenditures (PCE) Price Index, which excludes food and energy prices, rose to 2.0%, matching the Fed’s target. Average hourly wages increased 2.9% above year-ago levels, suggesting that inflation could accelerate.

In June, the unemployment rate ticked up to 4.0%, and 262,000 new jobs were added. The Fed raised short-term interest rates for the second time in 2018, sending the federal funds rate to between 1.75% and 2.00%. The core PCE Price Index remained at 2.0%.

The economy generated 178,000 new jobs in July, and the unemployment rate declined to 3.9%. Activity in the manufacturing sector rebounded and retail sales beat expectations. In August, 282,000 jobs were added while the unemployment rate fell to 3.8%. Housing starts were disappointing, possibly due to capacity constraints, while the core PCE Price Index slipped to 1.9%.

In September, the labor market produced 108,000 new jobs, and the unemployment rate fell to 3.7%. The U.S. economy expanded at a 3.4% annualized rate in the third quarter of 2018, according to the final estimate, down from 4.2% in the second quarter. Consumer spending remained strong while business investment declined modestly. The Fed continued on its path of monetary tightening, raising the federal funds target rate for a third time in 2018, bringing it to between 2.00% and 2.25%. The core PCE Price Index ticked up to 2.0%.

The unemployment rate edged up to 3.8% in October, and 277,000 jobs were created. Industrial production improved only slightly, as utility-related output was hindered by Hurricane Michael. The core PCE Price Index slipped to 1.8%. In November, job growth came in lower, at 196,000, but the unemployment rate declined to 3.7% while average hourly wages rose 3.3%.

In December, job creation amounted to an estimated 222,000, and the unemployment rate ticked up to 3.9%. Year over year, wages rose 3.3%. In January 2019, job creation beat expectations, amounting to an estimated 304,000, and the unemployment rate edged up to 4.0%. Wages rose 3.2% year over year.

Federal Reserve Becomes More Cautious

In the December 2018 Federal Open Market Committee meeting, Fed officials signaled that they would adopt a wait-and-see approach, making further interest-rate increases dependent on the health of the economy. If the economy continues moving ahead, the Fed is likely to continue to move the federal funds rate closer to neutral, which many observers consider to be 3.00% to 3.50%. Nevertheless, the moves will continue to be patient and gradual. At the January 2019 meeting, they left the federal funds target rate unchanged at 2.25%-2.50%. The Fed also continued to unwind its balance sheet through the sale of U.S. government securities.

In this rising interest-rate environment, we have maintained the funds’ weighted average maturities in ranges that are modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have maintained our longstanding focus on quality and liquidity.

1  Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2  Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice.

3  You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

4  You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

Sincerely,

Patricia A. Larkin
Chief Investment Officer of BNY Mellon Cash Investment Strategies
February 15, 2019

Dear Shareholder:

We are pleased to present the annual report for the Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2019, these tax-exempt money market funds achieved the following yields and effective yields:1

	Yield (%)	Effective Yield (%)
Dreyfus AMT-Free Municipal Cash Management Plus[2,3]
Institutional Shares	1.13	1.13
Investor Shares	0.88	0.89
Dreyfus AMT-Free New York Municipal Cash Management[3]
Institutional Shares	1.16	1.17
Investor Shares	0.91	0.92
Dreyfus AMT-Free Tax Exempt Cash Management[2,4]
Institutional Shares	1.25	1.25
Investor Shares	1.00	1.00

Yields of municipal money market instruments fluctuated widely during the reporting period in response to tax reform, supply-and-demand dynamics and four increases in the federal funds rate by the Federal Reserve (the “Fed”).

Tax Reform Roils the Market as Rates Rise

The year 2018 was a transformative period for municipal bonds as the market faced significant upheaval due to tax reform and rising interest rates. The first half of the year saw a drought of new supply, but issuance finally took a turn during the last several months of the year as several large issuers entered the market for their annual cash flow borrowing needs. This increase, especially in the one-year maturity range, pushed the one-year note index to the 2% level. Strong demand, plus limited supply combined with the change in Fed policy, pushed that level down to 1.75% as we began 2018, while demand for shorter maturities remained strong early in 2019 due to the continued flattening of the yield curve.

Tax-exempt money market funds saw an increase in assets of approximately 10% in 2018, particularly on strong demand from the retail sector, due to attractive after-tax yields. Interest in single-state funds, specifically in high-tax states, increased, and we expect this trend to persist as rates continue to produce attractive after-tax returns.

In addition to Fed interest-rate increases, supply-and-demand dynamics continue to drive tax-exempt money market yields, as measured by the Securities Industry and Financial Markets Association (SIFMA) Index. The SIFMA Index is a weekly high grade market index produced by Bloomberg LP and is comprised of seven-day tax-exempt variable-rate demand notes. The index’s average yield was 1.30% for the first half of the reporting period and 1.43% for the entire reporting period.

Demand for short-term, high-quality municipal debt is likely to be strong during the first couple of months of 2019 as new supply tends to be minimal during this period and as reinvestment demand typically increases. This was the case in January, as cash flooded the market looking for a parking place, pushing floating security rates lower, as anticipated.

The beginning of 2019 finds the states in generally sound credit positions following a period of robust economic and revenue growth in 2018. In particular, we note that states have used higher tax receipts to bolster and fully restore reserve or “rainy-day” funds to shield against the inevitable future economic slowdown. As the majority of states prepare and develop fiscal 2020 budgets, there are some emerging concerns over trends in personal income tax revenue.

A number of high-tax states, such as California, New Jersey and New York, have noted declines in, and lower-than- projected, personal income tax collections. This may be due to a number of factors, including out-migration of very high-income-tax payers, the timing of estimated tax payments due to the implementation of the Tax Cuts and Jobs Act of 2017 and diminished capital gains resulting from extreme volatility in the equity markets. We will carefully monitor income tax receipts during this current tax season, as states make adjustments to the difficult process of projecting tax revenues.

Maintaining a Prudent Investment Posture

In this rising interest-rate environment, most municipal money market funds maintained short weighted average maturities with a focus on liquidity. Our funds were no exception, enabling them to capture the increase in yields as the Fed continued to raise rates.

We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

The Federal Reserve Adopts a More Data-Dependent Approach

At its first meeting of 2019 on January 30, the Fed said it will be patient on any future interest-rate moves and signaled flexibility on the path for reducing its balance sheet. The target range for the federal funds rate was held steady at 2.25%-2.50%. This was a pivotal change from the December meeting, which had signaled a trend toward higher borrowing costs. Citing global economic and financial developments as well as muted inflation pressures, the Fed’s statement marked a broader shift toward risk management. The Fed continues to provide the market with clarity and well-advertised changes to policy, thus enabling the funds to position the portfolios accordingly.

In light of these developments and the market’s ongoing adjustment to the new tax laws, we intend to emphasize liquidity in order to capture higher yields as short-term rates rise. In addition, we believe that a focus on preservation of capital and liquidity remains the prudent course for the funds’ management.

1  Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2  Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice.

3  You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

4  You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

Sincerely,

Colleen Meehan
Senior Portfolio Manager
February 15, 2019

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2018 to January 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2019
	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management
Expenses paid per $1,000†	$.46	$1.72	$.96	-
Ending value (after expenses)	$1,011.70	$1,010.40	$1,011.20	-
Annualized expense ratio (%)	.09	.34	.19	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.86	$2.13	$1.37	$2.89
Ending value (after expenses)	$1,010.40	$1,009.10	$1,009.80	$1,008.30
Annualized expense ratio (%)	.17	.42	.27	.57
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.06	$2.33	$1.57	$3.09
Ending value (after expenses)	$1,010.10	$1,008.90	$1,009.60	$1,008.10
Annualized expense ratio (%)	.21	.46	.31	.61
Dreyfus Treasury & Agency Cash Management
Expenses paid per $1,000†	$.86	$2.13	$1.37	$2.89
Ending value (after expenses)	$1,010.40	$1,009.20	$1,010.00	$1,008.40
Annualized expense ratio (%)	.17	.42	.27	.57
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$1.01	$2.28	$1.52	$3.04
Ending value (after expenses)	$1,010.20	$1,008.90	$1,009.70	$1,008.20
Annualized expense ratio (%)	.20	.45	.30	.60
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$1.52	$2.78	-	-
Ending value (after expenses)	$1,006.10	$1,004.80	-	-
Annualized expense ratio (%)	.30	.55	-	-
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$1.67	$2.88	-	-
Ending value (after expenses)	$1,006.50	$1,005.30	-	-
Annualized expense ratio (%)	.33	.57	-	-
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$.96	$2.22	-	-
Ending value (after expenses)	$1,007.10	$1,005.80	-	-
Annualized expense ratio (%)	.19	.44	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2019
	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management
Expenses paid per $1,000†	$.46	$1.73	$.97	-
Ending value (after expenses)	$1,024.75	$1,023.49	$1,024.25	-
Annualized expense ratio (%)	.09	.34	.19	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.87	$2.14	$1.38	$2.91
Ending value (after expenses)	$1,024.35	$1,023.09	$1,023.84	$1,022.33
Annualized expense ratio (%)	.17	.42	.27	.57
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.07	$2.35	$1.58	$3.11
Ending value (after expenses)	$1,024.15	$1,022.89	$1,023.64	$1,022.13
Annualized expense ratio (%)	.21	.46	.31	.61
Dreyfus Treasury & Agency Cash Management
Expenses paid per $1,000†	$.87	$2.14	$1.38	$2.91
Ending value (after expenses)	$1,024.35	$1,023.09	$1,023.84	$1,022.33
Annualized expense ratio (%)	.17	.42	.27	.57
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$1.02	$2.29	$1.53	$3.06
Ending value (after expenses)	$1,024.20	$1,022.94	$1,023.69	$1,022.18
Annualized expense ratio (%)	.20	.45	.30	.60
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$1.53	$2.80	-	-
Ending value (after expenses)	$1,023.69	$1,022.43	-	-
Annualized expense ratio (%)	.30	.55	-	-
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$1.68	$2.91	-	-
Ending value (after expenses)	$1,023.54	$1,022.33	-	-
Annualized expense ratio (%)	.33	.57	-	-
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$.97	$2.24	-	-
Ending value (after expenses)	$1,024.25	$1,022.99	-	-
Annualized expense ratio (%)	.19	.44	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2019

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 4.1%
Antalis	2.74	2/19/19	74,850,000	[a,b]	74,751,911
Bedford Row Funding	2.64	4/9/19	105,000,000	[a,b]	104,479,970
Collateralized Commercial Paper	2.50	2/1/19	100,000,000	[a,b]	99,993,272
LMA Americas	2.54	2/4/19	80,700,000	[a,b]	80,678,175
LMA Americas	2.54	2/8/19	35,000,000	[a,b]	34,980,952
Total Asset-Backed Commercial Paper (cost $394,908,997)			394,884,280
Commercial Paper - 34.6%
Alpine Securitization	2.87	3/28/19	140,000,000	[a,b]	139,430,729
Alpine Securitization	2.93	4/26/19	91,000,000	[a,b]	90,408,702
Antalis	2.84	4/10/19	130,000,000	[a,b]	129,340,455
Banco Santander/NY	2.80	4/18/19	52,500,000	[a,b]	52,183,787
Banco Santander/NY	2.88	4/16/19	200,000,000	[a,b]	198,827,084
Banco Santander/NY	2.80	4/15/19	127,500,000	[a,b]	126,762,498
Bank of Nova Scotia, 3 Month LIBOR + 0.04%	2.69	2/21/19	100,000,000	[a,c]	100,009,942
Bedford Row Funding, 3 Month LIBOR + 0.11%	2.87	4/17/19	50,000,000	[a,c]	50,000,000
Bedford Row Funding, 3 Month LIBOR + 0.20%	2.91	2/19/19	175,000,000	[a,c]	175,000,000
Bedford Row Funding, 3 Month LIBOR + 0.29%	3.08	3/20/19	75,000,000	[a,c]	75,017,729
Cancara Asset Securitisation	2.94	4/3/19	85,000,000	[a,b]	84,609,728
Collateralized Commercial Paper II, 1 Month LIBOR + 0.33%	2.83	2/1/19	100,000,000	[a,c]	100,057,645
Collateralized Commercial Paper II, 3 Month LIBOR + 0.16%	2.96	2/1/19	74,000,000	[a,c]	74,033,790
Collateralized Commercial Paper, 3 Month LIBOR + 0.20%	2.99	3/18/19	40,000,000	[a,c]	40,027,912
ING US Funding, 1 Month LIBOR + 0.30%	2.81	2/19/19	170,000,000	[c]	170,032,144
JP Morgan Securities	2.65	5/24/19	90,000,000	[b]	89,215,780
JP Morgan Securities, 3 Month LIBOR + 0.15%	2.95	2/1/19	75,000,000	[a,c]	75,019,169
Lloyds Bank Corporate Markets/NY	2.68	2/15/19	200,000,000		200,018,816
Lloyds Bank, 3 Month LIBOR + 0.12%	2.80	4/9/19	190,000,000	[c]	190,000,000
NRW.Bank	2.51	2/8/19	171,000,000	[b]	170,908,382
NRW.Bank	2.45	2/28/19	200,000,000	[a,b]	199,622,934
Old Line Funding, 3 Month LIBOR + 0.20%	2.91	2/19/19	75,000,000	[a,c]	75,008,554
Santander UK	2.60	2/1/19	95,500,000	[b]	95,493,667
Sumitomo Mitsui Trust Bank	2.89	3/19/19	96,000,000	[b]	95,686,040
Toronto-Dominion Bank, 3 Month LIBOR + 0.22%	2.81	2/6/19	175,000,000	[a,c]	175,175,892
Toronto-Dominion Bank, 3 Month LIBOR + 0.10%	2.87	3/11/19	250,000,000	[a,c]	250,094,465
Toyota Credit Canada, 3 Month LIBOR + 0.04%	2.69	2/19/19	50,000,000	[c]	50,000,808
Westpac Banking, 1 Month LIBOR + 0.40%	2.91	2/8/19	95,000,000	[a,c]	95,040,978
Total Commercial Paper (cost $3,366,491,725)			3,367,027,630
Commercial Paper - Municipal - .7%
Nieuw Amsterdam Receivables (cost $70,899,575)	2.72	2/20/19	71,000,000	[a,b]	70,902,099
Negotiable Bank Certificates of Deposit - 23.8%
Bank of Montreal	2.78	3/7/19	75,000,000		75,020,545
Bank of Montreal/Chicago II, 3 Month LIBOR + 0.06%	2.81	5/3/19	150,000,000	[c]	150,000,000
Bank of Nova Scotia, 1 Month LIBOR + 0.31%	2.82	7/12/19	200,000,000	[c]	200,000,000
BNP Paribas Fortis/NY, 1 Month LIBOR + 0.30%	2.82	2/8/19	50,000,000	[c]	50,000,633
Canadian Imperial Bank of Commerce/NY, 1 Month LIBOR + 0.20%	2.72	2/4/19	205,000,000	[a,c]	205,054,567
DZ Bank	2.72	2/27/19	150,000,000		150,024,001
Mizuho Bank/NY	2.70	5/23/19	150,000,000	[a]	150,023,796
Mizuho Bank/NY	2.72	5/2/19	20,000,000	[a]	20,004,581
Mizuho Bank/NY, 1 Month LIBOR + 0.30%	2.80	2/4/19	100,000,000	[a,c]	100,018,467
Mizuho Bank/NY, 3 Month LIBOR + 0.09%	2.91	3/26/19	46,400,000	[a,c]	46,401,684
MUFG Bank/NY, 1 Month LIBOR + 0.33%	2.85	2/8/19	150,000,000	[c]	150,091,246

STATEMENT OF INVESTMENTS (continued)

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 23.8% (continued)
Skandinaviska Enskilda Banken/NY, 1 Month LIBOR + 0.20%	2.72	2/25/19	100,000,000	[a,c]	100,028,676
Sumitomo Mitsui Banking (Yankee)	2.80	5/9/19	50,000,000	[a]	50,017,926
Sumitomo Mitsui Banking/NY, 1 Month LIBOR + 0.30%	2.81	2/22/19	246,000,000	[a,c]	246,011,154
Sumitomo Mitsui Trust Bank/NY, 1 Month LIBOR + 0.17%	2.67	2/27/19	200,000,000	[a,c]	200,031,464
Sumitomo Mitsui Trust Bank/NY, 1 Month LIBOR + 0.26%	2.77	2/19/19	110,000,000	[a,c]	110,005,614
Svenska Handelsbanken/NY, 3 Month LIBOR + 0.06%	2.74	2/22/19	100,000,000	[a,c]	100,018,963
Wells Fargo Bank, 3 Month LIBOR + 0.21%	2.85	2/20/19	125,000,000	[c]	125,219,816
Wells Fargo Bank, 3 Month LIBOR + 0.18%	2.87	6/24/19	40,000,000	[c]	40,041,200
Wells Fargo Bank, 3 Month LIBOR + 0.37%	2.87	11/29/19	50,000,000	[c]	50,054,747
Total Negotiable Bank Certificates of Deposit (cost $2,317,407,455)			2,318,069,080
Repurchase Agreements - 36.8%
ABN AMRO Bank, Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $80,005,489 (fully collateralized by $5,231,011 Agency Collateralized Mortgage Obligation, 3%-5%, due 9/20/46-7/25/50, value $5,033,187, $2,138,211 Agency Mortgage-Backed Securities, Interest Only, due 9/1/24-11/1/48, value $1,604,396, $73,804,662 Corporate Debt Securities, 0%-8.75%, due 2/15/19-1/15/49, value $75,051,790, $55,861 Other Instrument (international debt), 2.50%, due 12/15/24, value $53,612 and $2,267,900 U.S. Treasuries, 2%-2.88%, due 11/15/20-6/30/24, value $2,282,588)	2.47	2/1/19	80,000,000		80,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $95,006,650 (fully collateralized by $13,983,270 Asset-Backed Securities, Interest Only, due 8/8/24-11/15/48, value $11,729,913, $9,505,502 Corporate Debt Securities, 2.45%-5%, due 7/27/21-1/1/49, value $9,445,929, $552,864,402 Private Label Collateralized Mortgage Obligations, Interest Only, due 12/25/25-5/25/57, value $76,569,666 and $104,200 U.S. Treasuries, 1%, due 9/30/19, value $103,478)	2.52	2/1/19	95,000,000		95,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $50,003,583 (fully collateralized by $52,510,000 Corporate Debt Securities, 5%-8.13%, due 9/15/20-1/1/49, value $52,392,090)	2.58	2/1/19	50,000,000		50,000,000
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $390,029,033 (fully collateralized by $5,519,641,818 Agency Collateralized Mortgage Obligation, Interest Only, due 12/25/21-2/16/60, value $397,200,748, $35,000 Agency Debentures and Agency Strips, 0%, due 10/26/20, value $34,994, $194,372,020 Agency Mortgage-Backed Securities, Interest Only, due 3/1/19-1/1/49, value $16,510,296 and $6,191,000 U.S. Treasuries (including strips), 0%, due 7/18/19, value $6,120,670)	2.68	2/1/19	390,000,000		390,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $671,047,529 (fully collateralized by $697,642,424 U.S. Treasuries (including strips), 0%-4.25%, due 5/30/19-5/15/48, value $684,420,008)	2.55	2/1/19	671,000,000		671,000,000
Fixed Income Clearing, Tri-Party Agreement thru State Street, dated 1/31/19, due 2/1/19 in the amount of $2,000,142,222 (fully collateralized by $1,996,300,000 U.S. Treasuries, 2.88%, due 11/30/23, value $2,040,003,000)	2.56	2/1/19	2,000,000,000		2,000,000,000
HSBC Securities USA, Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/19, due 2/1/19 in the amount of $75,005,188 (fully collateralized by $82,080,914 Corporate Debt Securities, Interest Only, due 3/22/22-11/1/47, value $78,750,000)	2.49	2/1/19	75,000,000		75,000,000

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 36.8% (continued)
Merrill Lynch Pierce Fenner & Smith, Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $120,008,633 (fully collateralized by $38,783,512 Asset-Backed Securities, Interest Only, due 4/15/23-1/25/46, value $36,375,329 and $224,067,227 Private Label Collateralized Mortgage Obligations, Interest Only, due 4/15/33-5/10/58, value $98,160,354)	2.59	2/1/19	120,000,000	120,000,000
Merrill Lynch Pierce Fenner & Smith, Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $100,007,194 (fully collateralized by $12,350,000 Asset-Backed Securities, Interest Only, due 8/20/21, value $12,070,825 and $101,767,911 Private Label Collateralized Mortgage Obligations, 2.77%-5.26%, due 11/12/32-9/17/60, value $101,779,573)	2.59	2/1/19	100,000,000	100,000,000
Total Repurchase Agreements (cost $3,581,000,000)				3,581,000,000
Total Investments (cost $9,730,707,752)			100.0%	9,731,883,089
Cash and Receivables (Net)			.0%	843,391
Net Assets			100.0%	9,732,726,480

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities amounted to $4,099,075,264 or 42.12% of net assets.

b Security is a discount security. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Banks	63.2
Repurchase Agreements	36.8
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management
Repurchase Agreements - 49.6%	Annualized Yield (%)	Principal Amount($)	Value($)
ABN AMRO Bank , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $40,002,867 (fully collateralized $41,275,288 U.S. Treasuries, 1.13%-3.38%, due 2/28/19-11/15/44, value $40,800,007)	2.58	40,000,000	40,000,000
ABN AMRO Bank , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $325,023,382 (fully collateralized $1,730,625,085 Agency Mortgage-Backed Securities, Interest Only, due 2/15/38-11/20/48, value $323,755,456 and $7,890,391 U.S. Treasuries, 2.25%-2.38%, due 2/15/27-8/15/27, value $7,744,578)	2.59	325,000,000	325,000,000
Bank of Nova Scotia (New York) , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $120,008,500 (fully collateralized $118,054,718 U.S. Treasuries (including strips), 0%-8.75%, due 2/5/19-8/15/47, value $122,400,005)	2.55	120,000,000	120,000,000
Bank of Nova Scotia (New York) , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $100,007,111 (fully collateralized $85,795,251 Agency Mortgage-Backed Securities, Interest Only, due 3/20/42-5/15/58, value $68,780,518 and $33,920,200 U.S. Treasuries, 2%, due 4/30/24, value $33,219,506)	2.56	100,000,000	100,000,000
Barclays Bank PLC , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $180,012,750 (fully collateralized $163,557,600 U.S. Treasuries, 0.13%-3.38%, due 4/15/19-4/15/32, value $183,600,006)	2.55	180,000,000	180,000,000
BNP Paribas , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $200,014,333 (fully collateralized $201,870,600 U.S. Treasuries (including strips), 0%-8.75%, due 2/28/19-11/30/23, value $204,000,011)	2.58	200,000,000	200,000,000
CIBC (NEW YORK) , Tri-Party Agreement thru BNY Mellon, dated 1/23/19, due 2/21/19 in the amount of $300,181,500 (fully collateralized $271,208,685 Agency Mortgage-Backed Securities, Interest Only, due 5/20/45-11/20/48, value $267,542,764 and $39,556,000 U.S. Treasuries (including strips), 0%-3.75%, due 8/15/19-8/15/45, value $38,457,239)	2.42	300,000,000	300,000,000
CIBC (NEW YORK) , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $100,007,083 (fully collateralized $99,981,900 U.S. Treasuries (including strips), 0%-3.63%, due 5/2/19-11/15/48, value $102,000,041)	2.55	100,000,000	100,000,000
CIBC (NEW YORK) , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $350,024,986 (fully collateralized $445,780,956 Agency Mortgage-Backed Securities, Interest Only, due 5/1/42-1/1/49, value $357,000,000)	2.57	350,000,000	350,000,000
Citigroup Global Markets Holdings Inc. , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $250,017,847 (fully collateralized $216,760,000 Agency Debentures and Agency Strips, 0%-7.13%,, due 2/26/19-9/15/65, value $220,247,912, $19,530,000 Agency Mortgage-Backed Securities, 1.35%, due 2/3/21, value $19,612,662 and $15,284,600 U.S. Treasuries, 0.63%-3.13%, due 2/29/20-2/15/43, value $15,139,468)	2.57	250,000,000	250,000,000
Credit Agricole CIB , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $492,034,850 (fully collateralized $511,535,131 U.S. Treasuries (including strips), 0%-4.25%, due 5/30/19-5/15/48, value $501,840,006)	2.55	492,000,000	492,000,000
Credit Agricole CIB , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $300,021,417 (fully collateralized $308,415,600 U.S. Treasuries, 0.38%, due 7/15/27, value $306,000,069)	2.57	300,000,000	300,000,000

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 49.6% (continued)	Annualized Yield (%)	Principal Amount($)		Value($)
Credit Suisse AG (New York) , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $250,017,708 (fully collateralized $256,395,400 U.S. Treasuries (including strips), 0%-8.75%, due 6/30/19-5/15/39, value $255,000,000)	2.55	250,000,000		250,000,000
Daiwa Capital Markets America Inc. , Tri-Party Agreement thru BNY Mellon, dated 1/25/19, due 2/1/19 in the amount of $500,235,278 (fully collateralized $11,500,648 Agency Collateralized Mortgage Obligations, Interest Only, due 7/20/43-4/20/45, value $2,014,252, $15,000,000 Agency Debentures, 3%, due 10/12/21, value $15,317,010, $242,137,790 Agency Mortgage-Backed Securities, Interest Only, due 1/1/34-1/20/49, value $235,357,688 and $258,920,700 U.S. Treasuries (including strips), 0%-2.88%, due 2/14/19-7/31/25, value $257,422,954)	2.42	500,000,000		500,000,000
Deutsche Bank , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $1,270,091,017 (fully collateralized $1,188,115,400 U.S. Treasuries, 0.13%-2.75%, due 4/15/19-2/15/46, value $1,295,400,047)	2.58	1,270,000,000		1,270,000,000
Fixed Income Clearing Corp. – SSB , Tri-Party Agreement thru State Street, dated 1/31/19, due 2/1/19 in the amount of $100,007,111 (fully collateralized $100,085,000 U.S. Treasuries, 3.13%, due 5/15/48, value $102,004,430)	2.56	100,000,000		100,000,000
HSBC Securities USA Inc. , Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/28/19, due 2/4/19 in the amount of $900,239,000 (fully collateralized $1,200,266,641 U.S. Treasuries (including strips), 0%-7.88%, due 2/15/20-11/15/45, value $918,000,001)	2.39	900,000,000		900,000,000
HSBC Securities USA Inc. , Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/19, due 2/1/19 in the amount of $750,053,542 (fully collateralized $1,383,197,455 Agency Mortgage-Backed Securities, Interest Only, due 12/20/40-10/20/48, value $765,000,000)	2.57	750,000,000		750,000,000
J.P. Morgan Securities LLC , Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/19, due 2/1/19 in the amount of $150,010,625 (fully collateralized $152,870,500 U.S. Treasuries (including strips), 0%-2.88%, due 10/10/19-1/15/29, value $153,000,058)	2.55	150,000,000		150,000,000
J.P. Morgan Securities LLC , Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/19, due 2/1/19 in the amount of $250,017,847 (fully collateralized $366,078,816 Agency Debentures and Agency Strips, 0%-5.50%, due 6/1/32-8/1/42, value $9,051,355 and $363,398,786 Agency Mortgage-Backed Securities, Interest Only, due 11/1/25-2/1/49, value $245,948,645)	2.57	250,000,000		250,000,000
J.P. Morgan Securities LLC , Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/19, due 2/1/19 in the amount of $500,035,694 (fully collateralized $804,314,737 Agency Mortgage-Backed Securities, Interest Only, due 5/1/22-1/20/49, value $510,000,000)	2.57	500,000,000		500,000,000
Merrill Lynch Pierce Fenner & Smith Inc. , Tri-Party Agreement thru BNY Mellon, dated 4/12/18, due 4/28/19 in the amount of $875,059,062 (fully collateralized $22,055,407 Agency Debentures, Interest Only, due 7/25/48, value $18,615,120 and $1,732,482,353 Agency Mortgage-Backed Securities, Interest Only, due 3/1/26-1/1/57, value $873,884,880),U.S. Overnight Bank Funding Rate + .04%	2.43	875,000,000	[a]	875,000,000
Merrill Lynch Pierce Fenner & Smith Inc. , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $850,060,681 (fully collateralized $15,172,644,202 Agency Collateralized Mortgage Obligations, Interest Only, due 4/15/20-1/20/69, value $578,665,594 and $331,584,629 Agency Mortgage-Backed Securities, Interest Only, due 2/1/47-10/1/48, value $320,482,495)	2.57	850,000,000		850,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 49.6% (continued)	Annualized Yield (%)	Principal Amount($)		Value($)
MUFG Securities (Canada) , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $350,024,792 (fully collateralized $359,725,100 U.S. Treasuries, 0.13%-2.88%, due 4/15/19-2/15/45, value $357,000,058)	2.55	350,000,000		350,000,000
MUFG Securities (Canada) , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $2,000,142,222 (fully collateralized $8,900,184,711 Agency Mortgage-Backed Securities, Interest Only, due 8/1/24-10/20/48, value $1,966,585,964 and $72,876,500 U.S. Treasuries, 0.63%-3.63%, due 2/15/21-5/15/28, value $73,414,133)	2.56	2,000,000,000		2,000,000,000
Natixis (New York) , Tri-Party Agreement thru BNY Mellon, dated 1/25/19, due 2/1/19 in the amount of $3,001,388,333 (fully collateralized $2,993,527,440 U.S. Treasuries (including strips), 0%-8.75%, due 4/15/19-11/15/47, value $3,060,000,009)	2.38	3,000,000,000		3,000,000,000
Natixis (New York) , Tri-Party Agreement thru BNY Mellon, dated 5/10/18, due 9/9/49 in the amount of $100,006,941 (fully collateralized $418,004,322 Agency Collateralized Mortgage Obligations, Interest Only, due 11/15/27-8/16/60, value $100,776,528, $220,913,133 Agency Debentures, Interest Only, due 1/15/36-12/15/43, value $1,790,211, $114,335 Agency Mortgage-Backed Securities, Interest Only, due 9/1/22-8/1/45, value $5,084 and $5,018,800 U.S. Treasuries, 0.75%-7.63%, due 7/15/21-8/15/46, value $5,026,882), 1 Month LIBOR FLAT	2.50	100,000,000	[a]	100,000,000
Natixis (New York) , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $500,035,417 (fully collateralized $491,603,400 U.S. Treasuries (including strips), 0%-7.63%, due 6/13/19-5/15/48, value $510,000,047)	2.55	500,000,000		500,000,000
Nomura Securities International Inc. , Tri-Party Agreement thru BNY Mellon, dated 1/25/19, due 2/1/19 in the amount of $750,351,458 (fully collateralized $15,645,000 Agency Debentures, 2.63%-6.63%, due 1/11/22-11/15/30, value $21,138,827, $400,700,950 Agency Mortgage-Backed Securities, Interest Only, due 8/1/20-12/20/68, value $293,522,569 and $435,444,111 U.S. Treasuries (including strips), 0%-7.50%, due 6/30/19-11/15/40, value $450,338,693)	2.41	750,000,000		750,000,000
Nomura Securities International Inc. , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $600,042,667 (fully collateralized $614,626,649 U.S. Treasuries (including strips), 0%-8%, due 2/28/19-8/15/48, value $612,000,016)	2.56	600,000,000		600,000,000
Nomura Securities International Inc. , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $2,500,179,168 (fully collateralized $10,524,575,346 Agency Mortgage-Backed Securities, Interest Only, due 5/1/19-12/20/68, value $2,540,657,550 and $9,398,900 U.S. Treasuries (including strips), 0%-3.38%, due 5/2/19-5/15/44, value $9,342,541)	2.58	2,500,000,000		2,500,000,000
Prudential Insurance Company of America , dated 1/31/19, due 2/1/19 in the amount of $535,769,793 (fully collateralized $883,000,000 U.S. Treasuries (including strips), 0%-3%, due 8/15/29-11/15/45, value $546,445,875)	2.59	535,731,250		535,731,250
Prudential Legacy Insurance Company of New Jersey , dated 1/31/19, due 2/1/19 in the amount of $166,286,963 (fully collateralized $285,000,000 U.S. Treasuries (including strips), 0%, due 2/15/29-2/15/45, value $169,600,500)	2.59	166,275,000		166,275,000

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 49.6% (continued)	Annualized Yield (%)	Principal Amount($)		Value($)
RBC Dominion Securities Inc. , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $2,400,170,667 (fully collateralized $300,145,617 Agency Collateralized Mortgage Obligations, Interest Only, due 5/15/33-4/15/54, value $138,525,131, $11,000 Agency Debentures, 1.38%, due 10/7/21, value $10,710, $2,733,024,250 Agency Mortgage-Backed Securities, Interest Only, due 5/20/46-11/20/48, value $2,306,193,046 and $10,203,600 U.S. Treasuries, 1.88%-2.88%, due 7/15/19-8/15/28, value $10,966,999)	2.56	2,400,000,000		2,400,000,000
Royal Bank of Canada , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $2,500,177,778 (fully collateralized $10,927,073,907 Agency Collateralized Mortgage Obligations, Interest Only, due 5/15/27-10/25/58, value $776,057,260, $336,829,040 Agency Debentures, Interest Only, due 2/1/43-4/1/44, value $30,614,377, $500,686,975 Agency Mortgage-Backed Securities, Interest Only, due 5/1/34-8/1/48, value $73,363,279 and $1,723,720,500 U.S. Treasuries, 0.38%-2.75%, due 3/31/21-7/15/27, value $1,713,079,376)	2.56	2,500,000,000		2,500,000,000
UBS Securities LLC , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $500,035,417 (fully collateralized $512,669,200 U.S. Treasuries (including strips), 0%-8.75%, due 2/19/19-11/15/48, value $510,000,043)	2.55	500,000,000		500,000,000
Wells Fargo Securities LLC , Tri-Party Agreement thru BNY Mellon, dated 1/18/19, due 2/15/19 in the amount of $500,468,611 (fully collateralized $145,481,352 Agency Collateralized Mortgage Obligations, Interest Only, due 10/20/32-9/20/46, value $9,933,974 and $841,749,933 Agency Mortgage-Backed Securities, Interest Only, due 7/1/19-1/20/49, value $500,617,914)	2.41	500,000,000		500,000,000
Wells Fargo Securities LLC , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $2,500,179,861 (fully collateralized $564,171,035 Agency Collateralized Mortgage Obligations, Interest Only, due 9/16/31-6/16/54, value $46,110,321 and $2,694,376,379 Agency Mortgage-Backed Securities, Interest Only, due 5/1/28-1/20/49, value $2,506,451,365)	2.59	2,500,000,000		2,500,000,000
Total Repurchase Agreements (cost $28,054,006,250)				28,054,006,250
U.S. Treasury Notes - 3.7%
2/28/19	1.38	100,000,000		99,923,263
5/15/19	3.13	385,000,000		385,658,283
7/31/19	0.88	495,000,000		491,043,345
7/31/19	1.38	717,000,000		713,038,654
8/15/19	0.75	427,000,000		422,985,155
Total U.S. Treasury Notes (cost $2,112,648,700)				2,112,648,700
U.S. Treasury Floating Rate Notes - 4.5%
2/1/19, 3 Month U.S. T-BILL FLAT	2.40	553,000,000	[b]	552,800,079
2/1/19, 3 Month U.S. T-BILL + .04%	2.45	390,000,000	[b]	389,971,380
2/1/19, 3 Month U.S. T-BILL + .05%	2.45	1,125,000,000	[b]	1,124,258,360
2/1/19, 3 Month U.S. T-BILL + .12%	2.52	505,000,000	[b]	505,017,488
Total U.S. Treasury Floating Rate Notes (cost $2,572,047,307)				2,572,047,307

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
U.S. Government Agencies - 38.4%	Annualized Yield (%)	Principal Amount($)		Value($)
Federal Home Loan Bank:
2/1/19	2.43	25,000,000	[c]	25,000,000
2/1/19, 3 Month LIBOR - .28%	2.26	1,000,000,000	[b]	1,000,000,000
2/1/19, 1 Month LIBOR - .05%	2.48	200,000,000	[b]	200,000,000
2/7/19, 1 Month LIBOR - .05%	2.47	110,000,000	[b]	109,999,924
2/8/19, 3 Month LIBOR - .36%	2.23	570,000,000	[b]	570,000,000
2/8/19, 1 Month LIBOR - .13%	2.39	250,000,000	[b]	250,000,000
2/13/19, 3 Month LIBOR - .23%	2.39	190,750,000	[b]	190,750,224
2/15/19	2.40	200,000,000	[c]	199,815,822
2/20/19	2.41	1,200,000,000	[c]	1,198,496,467
2/22/19	2.41	67,000,000	[c]	66,907,177
2/22/19, 3 Month LIBOR - .30%	2.35	50,000,000	[b]	49,998,650
2/27/19	2.42	230,000,000	[c]	229,603,825
3/20/19	2.44	875,000,000	[c]	872,258,333
4/9/19, 3 Month LIBOR - .34%	2.46	500,000,000	[b]	500,000,000
4/17/19	2.46	200,000,000	[c]	198,992,917
4/24/19	2.50	500,000,000	[c]	497,204,028
2/9/19, 3 Month LIBOR - .32%	2.28	500,000,000	[b]	500,000,000
2/10/19, 3 Month LIBOR - .19%	2.43	250,000,000	[b]	250,000,000
2/17/19, 1 Month LIBOR - .09%	2.42	500,000,000	[b]	500,000,000
6/3/19	2.56	275,000,000	[c]	272,670,139
6/5/19	2.56	275,000,000	[c]	272,627,208
2/3/19, 1 Month LIBOR - .09%	2.42	175,000,000	[b]	175,000,000
2/12/19, 1 Month LIBOR - .07%	2.44	344,750,000	[b]	344,750,000
2/19/19, 1 Month LIBOR - .07%	2.43	200,000,000	[b]	200,000,000
4/19/19, 3 Month LIBOR - .32%	2.46	500,000,000	[b]	500,000,000
4/19/19, 3 Month LIBOR - .32%	2.46	500,000,000	[b]	500,000,000
4/25/19, 3 Month LIBOR - .26%	2.51	275,000,000	[b]	275,000,000
4/25/19, 3 Month LIBOR - .26%	2.51	500,000,000	[b]	500,000,000
2/9/19, 1 Month LIBOR - .06%	2.45	500,000,000	[b]	500,000,000
2/28/19, 1 Month LIBOR - .07%	2.44	200,000,000	[b]	200,000,000
2/4/19, 1 Month LIBOR - .10%	2.41	250,000,000	[b]	250,000,000
2/4/19, 1 Month LIBOR - .10%	2.41	250,000,000	[b]	250,000,000
2/18/19, 1 Month LIBOR - .06%	2.45	25,000,000	[b]	25,000,000
2/4/19, 1 Month LIBOR - .07%	2.44	225,000,000	[b]	225,000,000
2/13/19, 1 Month LIBOR - .08%	2.43	200,000,000	[b]	200,000,000
2/5/19, 1 Month LIBOR - .05%	2.46	225,000,000	[b]	225,000,000
3/12/19, 3 Month LIBOR - .23%	2.51	100,000,000	[b]	100,000,000
2/8/19, 1 Month LIBOR - .07%	2.46	250,000,000	[b]	250,000,000
2/8/19, 1 Month LIBOR - .07%	2.46	750,000,000	[b]	750,000,000
2/8/19, 1 Month LIBOR - .07%	2.46	250,000,000	[b]	250,000,000
2/1/19, SOFR + .05%	2.44	35,000,000	[b]	35,000,000
2/21/19, 1 Month LIBOR - .05%	2.45	50,000,000	[b]	50,000,000
3/22/19, 3 Month LIBOR - .21%	2.61	1,000,000,000	[b]	1,000,000,000
4/13/19, 3 Month LIBOR - .21%	2.59	500,000,000	[b]	500,000,000
2/1/19, SOFR + .08%	2.47	60,000,000	[b]	60,000,000
4/25/19, 3 Month LIBOR - .21%	2.57	300,000,000	[b]	300,000,000
4/27/19, 3 Month LIBOR - .21%	2.56	200,000,000	[b]	200,000,000
3/21/19, 3 Month LIBOR - .13%	2.67	200,000,000	[b]	200,000,000
Government Agencies:
2/6/19, 3 Month U.S. T-BILL FLAT	2.41	50,000,000	[b]	50,000,000
2/6/19, 3 Month U.S. T-BILL FLAT	2.41	8,000,000	[b]	8,000,000
2/6/19, 3 Month U.S. T-BILL FLAT	2.41	25,000,000	[b]	25,000,000
2/6/19, 3 Month U.S. T-BILL FLAT	2.41	9,881,020	[b]	9,881,020
2/6/19, 3 Month U.S. T-BILL FLAT	2.41	52,962,267	[b]	52,962,267
2/6/19, 3 Month U.S. T-BILL FLAT	2.41	25,000,000	[b]	25,000,000
2/6/19, 3 Month U.S. T-BILL FLAT	2.41	13,000,000	[b]	13,000,000

Dreyfus Government Cash Management (continued)
U.S. Government Agencies - 38.4% (continued)	Annualized Yield (%)	Principal Amount($)		Value($)
2/6/19, 3 Month U.S. T-BILL FLAT	2.41	15,000,000	[b]	15,000,000
Federal Farm Credit Bank:
2/14/19, 1 Month LIBOR - .02%	2.49	300,000,000	[b]	300,000,000
2/25/19, 1 Month LIBOR - .04%	2.48	400,000,000	[b]	400,000,000
2/6/19, 1 Month LIBOR - .04%	2.48	100,000,000	[b]	100,000,000
2/1/19, FCPR - 3.08%	2.42	100,000,000	[b]	100,000,000
2/15/19, 1 Month LIBOR + .15%	2.66	80,200,000	[b]	80,217,259
2/1/19, FCPR - 3.04%	2.46	100,000,000	[b]	99,999,038
2/24/19, 1 Month LIBOR - .04%	2.48	100,000,000	[b]	99,999,425
2/1/19, FCPR - 3.03%	2.47	100,000,000	[b]	99,999,347
2/15/19, 1 Month LIBOR - .09%	2.42	150,000,000	[b]	150,000,000
2/1/19, FCPR - 3.05%	2.45	100,000,000	[b]	99,997,753
2/24/19, 1 Month LIBOR - .09%	2.43	89,865,000	[b]	89,865,000
2/1/19, FCPR - 3.06%	2.44	135,000,000	[b]	135,004,596
2/24/19, 1 Month LIBOR - .03%	2.49	350,000,000	[b]	349,994,504
2/1/19, EFFR + .01%	2.41	200,000,000	[b]	200,000,000
2/3/19, 1 Month LIBOR - .09%	2.41	150,000,000	[b]	149,996,840
2/1/19, EFFR + .05%	2.41	150,000,000	[b]	150,000,000
2/1/19, FCPR - 3.08%	2.42	75,000,000	[b]	74,996,582
2/1/19, FCPR - 3.08%	2.43	60,000,000	[b]	59,998,224
2/1/19, FCPR - 3.08%	2.42	200,000,000	[b]	199,993,859
2/1/19, FCPR - 3.08%	2.43	97,000,000	[b]	96,996,862
2/2/19, 1 Month LIBOR - .07%	2.45	395,000,000	[b]	394,991,190
2/1/19, FCPR - 3.08%	2.42	265,000,000	[b]	264,990,753
2/1/19, EFFR - .01%	2.39	350,000,000	[b]	350,000,000
2/4/19, 1 Month LIBOR - .06%	2.45	105,000,000	[b]	104,997,712
2/12/19, 1 Month LIBOR - .05%	2.47	92,000,000	[b]	91,987,650
3/16/19, 3 Month LIBOR - .17%	2.62	40,000,000	[b]	39,997,541
2/23/19, 1 Month LIBOR - .05%	2.47	200,000,000	[b]	199,988,275
2/1/19, FCPR - 2.90%	2.60	155,000,000	[b]	155,000,000
2/1/19, FCPR - 2.92%	2.58	146,000,000	[b]	145,976,738
2/1/19, FCPR - 2.92%	2.58	100,000,000	[b]	99,987,730
2/1/19, EFFR + .13%	2.53	250,000,000	[b]	250,000,000
2/15/19, 1 Month LIBOR + .06%	2.57	250,000,000	[b]	249,965,772
Federal Home Loan Mortgage Corporation:
2/1/19, SOFR FLAT	2.39	100,000,000	[b,d]	100,000,000
Total U.S. Government Agencies (cost $21,702,860,651)				21,702,860,651
U.S. Treasury Bills - 3.8%
4/11/19	2.41	1,275,000,000	[c]	1,269,220,052
7/5/19	2.55	325,000,000	[c]	321,535,535
7/25/19	2.52	550,000,000	[c]	543,464,125
Total U.S. Treasury Bills (cost $2,134,219,712)				2,134,219,712
Total Investments (cost $56,575,782,620)		100.0%		56,575,782,620
Liabilities, Less Cash and Receivables		.0%		(8,689,190)
Net Assets		100.0%		56,567,093,430

EFFR—Effective Federal Funds Rate

FCPR—Farm Credit Prime Rate

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

a Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2019 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2019, these securities amounted to $975,000,000 or 1.72% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

c Security is a discount security. Income is recognized through the accretion of discount.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	50.1
Repurchase Agreements	49.6
Financial	.3
100.0

† Based on net assets.

See notes to financial statements.

Dreyfus Government Securities Cash Management
U.S. Government Agencies - 66.9%	Annualized Yield (%)	Principal Amount($)		Value($)
Federal Home Loan Bank:
2/1/19	2.38	329,000,000	[a]	329,000,000
2/12/19	2.35	200,000,000	[a]	199,858,222
2/20/19	2.41	350,000,000	[a]	349,561,681
2/22/19	2.41	75,000,000	[a]	74,896,094
2/22/19, 3 Month LIBOR - .30%	2.35	200,000,000	[b]	199,994,583
2/22/19, 3 Month LIBOR - .30%	2.35	100,000,000	[b]	99,997,300
2/25/19	2.46	150,000,000	[a]	149,757,500
2/27/19	2.40	250,000,000	[a]	249,573,600
3/4/19	2.41	100,000,000	[a]	99,795,486
3/13/19	2.43	100,000,000	[a]	99,733,889
4/9/19, 3 Month LIBOR - .34%	2.46	75,000,000	[b]	75,000,000
4/12/19	2.47	125,000,000	[a]	124,411,076
4/26/19	2.45	300,000,000	[a]	298,319,999
5/17/19	2.52	45,000,000	[a]	44,675,813
5/29/19	2.53	170,000,000	[a]	168,632,562
6/4/19	2.55	75,000,000	[a]	74,361,938
6/5/19	2.56	50,000,000	[a]	49,568,583
6/21/19	2.56	6,000,000	[a]	5,941,667
2/9/19, 1 Month LIBOR - .08%	2.43	100,000,000	[b]	100,000,000
2/19/19, 1 Month LIBOR - .07%	2.43	25,000,000	[b]	25,000,000
4/25/19, 3 Month LIBOR - .26%	2.51	50,000,000	[b]	50,000,000
8/6/19	2.46	80,000,000	[a]	79,008,000
2/28/19, 1 Month LIBOR - .06%	2.44	5,000,000	[b]	5,000,147
4/30/19, 3 Month LIBOR - .28%	2.47	100,000,000	[b]	100,000,000
2/10/19, 1 Month LIBOR - .07%	2.45	50,000,000	[b]	50,000,000
Federal Farm Credit Bank:
2/13/19	2.41	5,000,000	[a]	4,996,033
2/15/19, 1 Month LIBOR + .15%	2.66	10,000,000	[b]	10,002,208
2/3/19, 1 Month LIBOR - .06%	2.44	20,000,000	[b]	19,999,833
2/24/19, 1 Month LIBOR - .04%	2.48	50,000,000	[b]	49,999,712
2/3/19, 1 Month LIBOR - .09%	2.41	50,000,000	[b]	49,998,947
2/2/19, 1 Month LIBOR - .07%	2.45	5,000,000	[b]	4,999,888
2/1/19, FCPR - 3.08%	2.42	25,000,000	[b]	24,999,128
2/1/19, FCPR - 3.05%	2.45	45,000,000	[b]	45,000,000
3/16/19, 3 Month LIBOR - .17%	2.62	20,000,000	[b]	19,998,769
2/1/19, FCPR - 2.89%	2.61	100,000,000	[b]	100,034,121
2/1/19, FCPR - 2.92%	2.58	25,750,000	[b]	25,745,897
2/25/19, 1 Month LIBOR + .16%	2.67	37,000,000	[b]	37,062,266
Tennessee Valley Authority:
2/26/19	2.41	24,000,000	[a]	23,960,500
Total U.S. Government Agencies (cost $3,518,885,442)				3,518,885,442
U.S. Treasury Floating Rate Notes - 11.9%
2/1/19, 3 Month U.S. T-BILL + .07%	2.47	400,000,000	[b]	400,066,440
2/1/19, 3 Month U.S. T-BILL + .06%	2.46	25,000,000	[b]	25,000,606
2/1/19, 3 Month U.S. T-BILL + .05%	2.45	50,000,000	[b]	50,001,119
2/1/19, 3 Month U.S. T-BILL FLAT	2.40	25,000,000	[b]	24,996,471
2/1/19, 3 Month U.S. T-BILL + .04%	2.45	50,000,000	[b]	49,998,267
2/1/19, 3 Month U.S. T-BILL + .05%	2.45	75,000,000	[b]	75,004,585
Total U.S. Treasury Floating Rate Notes (cost $625,067,488)				625,067,488
U.S. Treasury Notes - 19.3%
2/28/19	1.13	70,000,000		69,934,104

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Securities Cash Management (continued)
U.S. Treasury Notes - 19.3% (continued)	Annualized Yield (%)	Principal Amount($)		Value($)
2/28/19	1.50	400,000,000		399,740,788
5/15/19	3.13	200,000,000		200,332,347
6/30/19	1.25	250,000,000		248,640,592
7/31/19	0.88	100,000,000		99,197,775
Total U.S. Treasury Notes (cost $1,017,845,606)				1,017,845,606
U.S. Treasury Bills - 1.9%
7/5/19 (cost $98,949,806)	2.52	100,000,000	[a]	98,949,806
Total Investments (cost $5,260,748,342)		100.0%		5,260,748,342
Cash and Receivables (Net)		.0%		1,671,530
Net Assets		100.0%		5,262,419,872

FCPR—Farm Credit Prime Rate

LIBOR—London Interbank Offered Rate

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	100.0
100.0

† Based on net assets.

See notes to financial statements.

Dreyfus Treasury & Agency Cash Management
U.S. Treasury Notes - 6.2%	Annualized Yield (%)	Principal Amount($)	Value($)
2/28/19	1.13	200,000,000	199,823,518
2/28/19	1.38	215,000,000	214,835,431
3/31/19	1.25	100,000,000	99,815,640
4/30/19	1.25	300,000,000	299,227,230
7/31/19	1.38	218,650,000	217,432,046
7/31/19	1.63	148,000,000	147,356,875
Total U.S. Treasury Notes (cost $1,178,490,740)			1,178,490,740
Repurchase Agreements - 64.2%
ABN Amro Bank , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $250,017,917 (fully collateralized by $257,970,550 U.S. Treasuries, 1.13%-3.38%, due 2/28/19-11/15/44, value $255,000,043)	2.58	250,000,000	250,000,000
ABN Amro Bank , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $250,017,986 (fully collateralized by $1,331,250,066 Agency Mortgage-Backed Securities, Interest Only, due 2/15/38-11/20/48, value $249,042,658 and $6,069,531 U.S. Treasuries, 2.25%-2.38%, due 2/15/27-8/15/27, value $5,957,368)	2.59	250,000,000	250,000,000
Barclays Bank PLC , Tri-Party Agreement thru BNY Mellon, dated 1/25/19, due 2/1/19 in the amount of $100,007,083 (fully collateralized by $98,286,100 U.S. Treasuries, 0.13%-2.02%, due 4/15/19-1/15/27, value $102,000,081)	2.55	100,000,000	100,000,000
BNP Paribas , Tri-Party Agreement thru BNY Mellon, dated 1/25/19, due 2/1/19 in the amount of $50,023,236 (fully collateralized by $49,812,253 U.S. Treasuries (including strips), 0%-8%, due 11/15/20-11/15/48, value $51,000,000)	2.39	50,000,000	50,000,000
BNP Paribas , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $450,032,250 (fully collateralized by $462,520,079 U.S. Treasuries (including strips), 0%-8.75%, due 2/12/19-5/15/46, value $459,000,000)	2.58	450,000,000	450,000,000
CIBC/NY , Tri-Party Agreement thru BNY Mellon, dated 1/23/19, due 2/21/19 in the amount of $100,194,944 (fully collateralized by $98,038,357 Agency Mortgage-Backed Securities, 4.50%-5%, due 11/20/48-1/20/49, value $102,000,001)	2.42	100,000,000	100,000,000
Citigroup Global Markets Inc. , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $200,014,167 (fully collateralized by $206,220,300 U.S. Treasuries (including strips), 0%-0.13%, due 3/28/19-7/15/27, value $204,000,058)	2.55	200,000,000	200,000,000
Credit Agricole CIB , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $667,047,246 (fully collateralized by $693,483,602 U.S. Treasuries (including strips), 0%-4.25%, due 5/30/19-5/15/48, value $680,340,008)	2.55	667,000,000	667,000,000
Daiwa Capital Markets America , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $500,035,417 (fully collateralized by $512,994,064 U.S. Treasuries (including strips), 0%-8.50%, due 2/14/19-8/15/48, value $510,000,015)	2.55	500,000,000	500,000,000
Fixed Income Clearing Corp. - SSB , Tri-Party Agreement thru State Street, dated 1/31/19, due 2/1/19 in the amount of $1,420,100,978 (fully collateralized by $1,477,070,000 U.S. Treasuries, 2.25%, due 1/31/24-8/15/27, value $1,448,403,612)	2.56	1,420,000,000	1,420,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury & Agency Cash Management (continued)
Repurchase Agreements - 64.2% (continued)	Annualized Yield (%)	Principal Amount($)	Value($)
HSBC Securities USA Inc. , Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/19, due 2/1/19 in the amount of $500,035,556 (fully collateralized by $599,606,448 U.S. Treasuries (including strips), 0%-4.50%, due 2/21/19-8/15/47, value $510,000,003)	2.56	500,000,000	500,000,000
JP Morgan Securities LLC , Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/19, due 2/1/19 in the amount of $100,007,083 (fully collateralized by $98,286,100 U.S. Treasuries, 0.13%-2.02%, due 4/15/19-1/15/27, value $102,000,081)	2.55	100,000,000	100,000,000
Merrill Lynch Pierce Fenner & Smith Inc. , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $250,017,708 (fully collateralized by $227,637,700 U.S. Treasuries, 0.13%-3.88%, due 10/31/20-4/15/29, value $255,000,003)	2.55	250,000,000	250,000,000
Merrill Lynch Pierce Fenner & Smith Inc. , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $120,008,533 (fully collateralized by $158,747,102 Agency Mortgage-Backed Securities, Interest Only, due 6/20/47, value $122,400,000)	2.56	120,000,000	120,000,000
MUFG Securities (Canada) Ltd. , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $670,047,458 (fully collateralized by $675,705,300 U.S. Treasuries, 0.13%-3.38%, due 4/15/19-11/15/45, value $683,400,042)	2.55	670,000,000	670,000,000
Natixis/NY , Tri-Party Agreement thru BNY Mellon, dated 1/25/19, due 2/1/19 in the amount of $1,500,694,167 (fully collateralized by $1,496,763,720 U.S. Treasuries (including strips), 0%-8.75%, due 4/15/19-11/15/47, value $1,530,000,005)	2.38	1,500,000,000	1,500,000,000
Natixis/NY , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $500,035,417 (fully collateralized by $491,603,400 U.S. Treasuries (including strips), 0%-7.63%, due 6/13/19-5/15/48, value $510,000,047)	2.55	500,000,000	500,000,000
Nomura Securities International Inc. , Tri-Party Agreement thru BNY Mellon, dated 1/25/19, due 2/1/19 in the amount of $850,395,014 (fully collateralized by $907,087,443 U.S. Treasuries (including strips), 0%-6%, due 2/15/19-11/15/48, value $867,000,000)	2.39	850,000,000	850,000,000
Prudential Insurance Company of America , dated 1/31/19, due 2/1/19 in the amount of $237,592,092 (fully collateralized by $490,000,000 U.S. Treasuries (including strips), 0%, due 11/15/35-8/15/43, value $242,326,500)	2.59	237,575,000	237,575,000
Prudential Legacy Insurance Company of New Jersey , dated 1/31/19, due 2/1/19 in the amount of $193,851,446 (fully collateralized by $445,000,000 U.S. Treasuries (including strips), 0%, due 2/15/45-8/15/45, value $197,714,250)	2.59	193,837,500	193,837,500
RBC Dominion Securities Inc , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $1,700,120,417 (fully collateralized by $1,720,850,700 U.S. Treasuries (including strips), 0.13%-2%, due 2/15/19-8/15/48, value $1,734,000,000)	2.55	1,700,000,000	1,700,000,000
Royal Bank of Canada/NY , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $400,028,333 (fully collateralized by $391,136,400 U.S. Treasuries, 0.13%-2%, due 4/15/21-6/30/24, value $408,000,100)	2.55	400,000,000	400,000,000
UBS Securities LLC , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $500,035,417 (fully collateralized by $510,618,900 U.S. Treasuries (including strips), 0%-8.75%, due 3/15/19-11/15/47, value $510,000,068)	2.55	500,000,000	500,000,000

Dreyfus Treasury & Agency Cash Management (continued)
Repurchase Agreements - 64.2% (continued)	Annualized Yield (%)	Principal Amount($)		Value($)
Wells Fargo Securities LLC , Tri-Party Agreement thru BNY Mellon, dated 1/31/19, due 2/1/19 in the amount of $700,050,167 (fully collateralized by $713,100,200 U.S. Treasuries (including strips), 0%-7.63%, due 2/7/19-11/15/47, value $714,000,094)	2.58	700,000,000		700,000,000
Total Repurchase Agreements (cost $12,208,412,500)				12,208,412,500
U.S. Treasury Floating Rate Notes - 23.5%
2/1/19, 3 Month U.S. T-BILL + .07%	2.47	375,000,000	[a]	375,005,614
2/1/19, 3 Month U.S. T-BILL + .06%	2.46	100,000,000	[a]	100,002,423
2/1/19, 3 Month U.S. T-BILL + .05%	2.45	625,000,000	[a]	625,080,633
2/1/19, 3 Month U.S. T-BILL FLAT	2.40	852,000,000	[a]	851,830,526
2/1/19, 3 Month U.S. T-BILL + .03%	2.44	379,000,000	[a]	378,991,383
2/1/19, 3 Month U.S. T-BILL + .04%	2.45	1,131,500,000	[a]	1,131,447,199
2/1/19, 3 Month U.S. T-BILL + .05%	2.45	1,000,000,000	[a]	999,086,604
Total U.S. Treasury Floating Rate Notes (cost $4,461,444,382)				4,461,444,382
U.S. Treasury Bills - 6.2%
4/11/19	2.41	500,000,000	[b]	497,733,542
6/13/19	2.54	350,000,000	[b]	346,810,917
6/20/19	2.53	150,000,000	[b]	148,569,458
7/25/19	2.51	200,000,000	[b]	197,636,500
Total U.S. Treasury Bills (cost $1,190,750,417)				1,190,750,417
Total Investments (cost $19,039,098,039)		100.1%		19,039,098,039
Liabilities, Less Cash and Receivables		(.1%)		(25,630,167)
Net Assets		100.0%		19,013,467,872

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security is a discount security. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	64.2
U.S. Government Securities	35.9
100.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Securities Cash Management
U.S. Treasury Floating Rate Notes - 22.8%	Annualized Yield (%)	Principal Amount($)		Value($)
2/1/19, 3 Month U.S. T-BILL + .07%	2.47	1,720,000,000	[a]	1,720,178,999
2/1/19, 3 Month U.S. T-BILL + .06%	2.46	850,000,000	[a]	850,115,076
2/1/19, 3 Month U.S. T-BILL + .05%	2.45	1,100,000,000	[a]	1,100,109,237
2/1/19, 3 Month U.S. T-Bill FLAT	2.40	700,000,000	[a]	699,853,746
2/1/19, 3 Month U.S. T-BILL + .03%	2.44	850,000,000	[a]	849,964,992
2/1/19, 3 Month U.S. T-BILL + .04%	2.45	875,000,000	[a]	874,994,568
2/1/19, 3 Month U.S. T-BILL + .05%	2.45	685,000,000	[a]	684,717,722
Total U.S. Treasury Floating Rate Notes (cost $6,779,934,340)				6,779,934,340
U.S. Treasury Notes - 9.1%
2/15/19	0.75	200,000,000		199,874,009
2/28/19	1.13	318,000,000		317,711,654
2/28/19	1.38	250,000,000		249,818,911
2/28/19	1.50	150,000,000		149,909,111
3/31/19	1.25	850,000,000		848,359,340
4/30/19	1.63	300,000,000		299,361,901
5/31/19	1.13	250,000,000		248,845,684
7/31/19	0.88	325,000,000		322,392,770
7/31/19	1.63	75,000,000		74,674,266
Total U.S. Treasury Notes (cost $2,710,947,646)				2,710,947,646
U.S. Treasury Bills - 68.3%
2/5/19	2.40	2,451,000,000	[b]	2,450,356,483
2/12/19	2.41	2,655,000,000	[b]	2,653,075,059
2/14/19	2.36	938,806,000	[b]	938,017,975
2/19/19	2.39	2,029,000,000	[b]	2,026,611,172
2/21/19	2.38	502,000,000	[b]	501,345,161
2/26/19	2.41	1,725,000,000	[b]	1,722,162,500
2/28/19	2.37	75,000,000	[b]	74,868,656
3/14/19	2.41	300,000,000	[b]	299,188,542
3/21/19	2.38	2,150,000,000	[b]	2,143,290,667
3/28/19	2.40	400,000,000	[b]	398,557,778
4/4/19	2.49	900,000,000	[b]	896,210,250
4/11/19	2.45	850,000,000	[b]	846,081,854
5/2/19	2.44	2,500,000,000	[b]	2,485,065,625
5/9/19	2.50	250,000,000	[b]	248,353,021
5/16/19	2.51	350,000,000	[b]	347,512,667
6/13/19	2.54	450,000,000	[b]	445,901,583
6/20/19	2.54	1,100,000,000	[b]	1,089,446,618
7/5/19	2.55	525,000,000	[b]	519,405,201
7/25/19	2.51	250,000,000	[b]	247,045,625
Total U.S. Treasury Bills (cost $20,332,496,437)				20,332,496,437
Total Investments (cost $29,823,378,423)		100.2%		29,823,378,423
Liabilities, Less Cash and Receivables		(.2%)		(64,670,213)
Net Assets		100.0%		29,758,708,210

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security is a discount security. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	100.2
100.2

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Municipal Cash Management Plus
Short-Term Investments - 98.6%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Arizona - 1.9%
Tender Option Bond Trust Receipts (Series 2016-XM0304 For M), (Mesa, Excise Tax Revenue Bonds) (Liquidity Facility; Royal Bank of Canada)), Trust Maturity Date 7/1/2020	1.49	2/7/19	1,265,000	[a,b,c]	1,265,000
Colorado - 2.9%
Sheridan Redevelopment Agency, Tax Increment Revenue Bonds, Refunding (South Santa Fe Drive Corridor Redevelopment Project) (LOC; JPMorgan Chase Bank)	1.45	2/7/19	2,000,000	[a]	2,000,000
Connecticut - 2.3%
Tender Option Bond Trust Receipts (Series 2017-YX1077), (Connecticut Special Tax Obligation, Revenue Bonds (Transportation Infrastructure Purpose) (Liquidity Facility; Barclays Bank PLC)), Trust Maturity Date 1/1/2036	1.49	2/7/19	1,555,000	[a,b,c]	1,555,000
Georgia - 3.1%
Cobb County Hospital Authority, RAC (Equipment Pool Project) (LOC; Wells Fargo Bank)	1.43	2/7/19	2,100,000	[a]	2,100,000
Hawaii - 2.9%
Hawaii, GO Notes, Ser. DQ	5.00	6/1/19	1,960,000		1,981,566
Illinois - 1.5%
Illinois Finance Authority, Revenue Bonds (Garrett-Evangelical Theological Seminary Project) (LOC; FHLB)	1.43	2/7/19	1,000,000	[a]	1,000,000
Iowa - 4.5%
Iowa Finance Authority, Revenue Bonds (YMCA and Rehabilitation Center Project) (LOC; Bank of America)	1.51	2/7/19	3,085,000	[a]	3,085,000
Maryland - 7.7%
Bel Air, EDR (Harford Day School Facility) (LOC; Branch Banking and Trust Co.)	1.45	2/7/19	3,190,000	[a]	3,190,000
Maryland Economic Development Corporation, EDR (Blind Industries and Services of Maryland Project) (LOC; Bank of America)	1.72	2/7/19	2,000,000	[a]	2,000,000
				5,190,000
Massachusetts - 2.9%
Massachusetts School Building Authority, Revenue Bonds, Ser. A	5.00	2/15/19	1,965,000		1,967,398
Missouri - 19.7%
Missouri Highway & Transportation Commission, Revenue Bonds, Refunding, Ser. B	5.00	5/1/19	3,000,000		3,025,104
RBC Municipal Products, Revenue Bonds (Stowers Institute Medical Research) (LOC; Royal Bank of Canada and Liquidity Facility; Royal Bank of Canada)	1.49	2/7/19	2,000,000	[a,b]	2,000,000
RIB Floaters Trust, Revenue Bonds (SSM Health Care) (Insured; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	1.48	2/7/19	6,900,000	[a,b]	6,900,000
Saint Louis Industrial Development Authority, MFHR (Hamilton Place Apartments) (LOC; FHLMC)	1.44	2/7/19	1,435,000	[a]	1,435,000
				13,360,104
New York - 13.8%
New York City Water & Sewer System, Water and Sewer System Second General Resolution Revenue Bonds (Liquidity Facility; State Street Bank and Trust Co.)	1.65	2/8/19	1,400,000	[a]	1,400,000
New York State Power Authority, CP, Ser. 1	1.37	2/13/19	2,000,000		2,000,000

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Short-Term Investments - 98.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 13.8% (continued)
Syracuse, RAN, Series 2018 A	3.50	3/29/19	1,000,000		1,002,496
Tender Option Bond Trust Receipts (Series 2018-XF0623), (Metropolitan Transportation Authority, Revenue Bonds, Refunding) (Liquidity Facility; TD Bank NA)) , Trust Maturity Date 11/15/2042	1.55	2/7/19	1,200,000	[a,b,c]	1,200,000
Tender Option Bond Trust Receipts (Series 2018-XM0700), (Hudson Yards Infrastructure Corporation, 2nd Indenture Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank)), Trust Maturity Date 2/15/2039	1.48	2/7/19	2,020,000	[a,b,c]	2,020,000
Tompkins County Industrial Development Agency, Civic Facility Revenue Bonds (Community Development Properties Ithaca, Inc. Project) (LOC; M&T Trust)	1.39	2/8/19	1,765,000	[a]	1,765,000
				9,387,496
Ohio - 5.2%
Hamilton County, EDR (Boys/Girls Clubs of Greater Cincinnati, Inc. Project) (LOC; PNC Bank NA)	1.45	2/7/19	1,375,000	[a]	1,375,000
Tender Option Bond Trust Receipts (Series 2018-YX1079 For C), (Columbus-Franklin County Finance Authority, Revenue Bonds (Storypoint Grove City Project) (Liquidity Agreement; Barclays Bank PLC and LOC; Barclays Bank PLC)), Trust Maturity Date 9/1/2025	1.58	2/7/19	2,180,000	[a,b,c]	2,180,000
				3,555,000
South Carolina - 1.1%
Lexington & Richland School District No 5/SC, GO Notes, Ser. B	5.00	3/1/19	350,000		350,893
York County School District No 3 Rock Hill, GO Notes, Refunding, Ser. 2015-A	5.00	3/1/19	400,000		401,020
				751,913
Tennessee - 2.7%
Sevier County Public Building Authority, Local Government Improvement Revenue Bonds (Revenue Program V) (LOC; Bank of America)	1.44	2/7/19	1,800,000	[a]	1,800,000
Texas - 26.4%
Burleson Independent School District, GO Notes, Texas Unlimited Tax School Building Bonds, Ser. 2017	5.00	2/1/19	1,690,000		1,690,000
Clear Creek Independent School District, GO Notes, Refunding, Ser. A	5.00	2/15/19	265,000		265,315
Gregg County Housing Finance Corporation, Revenue Bonds (Summer Green Project) (Insured; FNMA)	1.46	2/7/19	1,980,000	[a]	1,980,000
Harris County Metropolitan Transportation Authority, CP, Ser. A-3.	1.80	2/21/19	2,000,000		2,000,000
Houston, GO Notes, Refunding, Ser. A	5.00	3/1/19	1,000,000		1,002,435
Lubbock Independent School District, GO Notes, Refunding	4.00	2/15/19	445,000		445,363
San Antonio Water and Sewer, CP, Ser. A1	1.88	3/26/19	1,500,000		1,500,000
Tender Option Bond Trust Receipts (Series 2016-XM0187 For C), (Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)), Trust Maturity Date 12/15/2028	1.49	2/7/19	3,000,000	[a,b,c]	3,000,000
Texas, GO Notes, Ser. B	1.57	2/13/19	2,000,000	[a]	2,000,000
Texas A&M University, CP, Ser. B	1.60	5/3/19	2,000,000		2,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Short-Term Investments - 98.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Texas - 26.4% (continued)
University of Houston, CP, Ser. A	1.52	3/5/19	2,000,000	2,000,000
				17,883,113
Total Investments (cost $66,881,590)			98.6%	66,881,590
Cash and Receivables (Net)			1.4%	946,444
Net Assets			100.0%	67,828,034

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities amounted to $20,120,000 or 29.66% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Dreyfus long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
General Obligation	20.0
Medical	16.2
Education	15.0
Special Tax	9.8
Transportation	9.2
Development	7.5
School District	6.1
Multifamily Housing	5.0
Water	4.3
Power	2.9
Facilities	2.6
98.6

† Based on net assets.

See notes to financial statements.

Dreyfus AMT-Free New York Municipal Cash Management
Short-Term Investments - 100.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.4%
Andover Central School District, BAN	2.50	6/27/19	1,700,000		1,703,723
Build New York City Resource Corporation, Revenue Bonds (Federation of Protestant Welfare Agencies, Inc. Project) (LOC; TD Bank)	1.53	2/7/19	1,000,000	[a]	1,000,000
Dryden Central School District, BAN	2.75	6/27/19	3,300,000		3,309,560
Fabius-Pompey Central School District, BAN, Ser. A	2.25	7/15/19	2,100,000		2,103,024
Franklin County Industrial Development Agency, Civic Facility Revenue Bonds (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA NA)	1.66	2/7/19	290,000	[a]	290,000
Glens Falls City School District, BAN	2.75	6/27/19	2,100,000		2,105,825
Massapequa Union Free School District, TAN	3.00	4/4/19	5,600,000		5,610,471
Metropolitan Transportation Authority, Revenue Bonds (Insured: BAM and Liquidity Facility; Citibank NA)	1.51	2/7/19	7,000,000	[a,b]	7,000,000
Monroe County Industrial Development Agency, Revenue Bonds (HDF-RWC Project 1, LLC - Robert Weslayan College Project) (LOC; M&T Trust)	1.48	2/7/19	3,815,000	[a]	3,815,000
New Hartford Central School District, BAN	2.50	6/20/19	1,200,000		1,202,596
New York and New Jersey Port Authority, CP, Ser. B	1.40	3/27/19	1,300,000		1,300,000
New York City Capital Resource Corporation, Recovery Zone Facility Revenue Bonds (WytheHotel Project) (LOC; M&T Trust)	1.55	2/7/19	3,800,000	[a]	3,800,000
New York City Housing Development Corporation, Multi-Family Rental Housing Revenue Bonds (2 Gold Street) (Liquidity Facility; FNMA and LOC; FNMA)	1.47	2/7/19	4,200,000	[a]	4,200,000
New York City Industrial Development Agency, Civic Facility Revenue Bonds (Ateret Torah Center Project) (LOC; Wells Fargo Bank)	1.45	2/7/19	3,000,000	[a]	3,000,000
New York City Industrial Development Agency, Civic Facility Revenue Bonds (Spence-Chapin, Services to Families and Children Project) (LOC; TD Bank)	1.53	2/7/19	7,335,000	[a]	7,335,000
New York City Industrial Development Agency, Civic Facility Revenue Bonds (Village Community School Project) (LOC; TD Bank)	1.53	2/7/19	2,100,000	[a]	2,100,000
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	1.48	2/7/19	6,000,000	[a]	6,000,000
New York State Dormitory Authority, Revenue Bonds (Catholic Health System Obligated Group) (LOC; HSBC Bank USA NA)	1.45	2/7/19	3,815,000	[a]	3,815,000
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System) (LOC; HSBC Bank USA NA)	1.45	2/7/19	2,600,000	[a]	2,600,000
New York State Housing Finance Agency, Housing Revenue Bonds (Baisley Park Gardens) (LOC; Citibank NA)	1.37	2/7/19	3,235,000	[a]	3,235,000
New York State Housing Finance Agency, Housing Revenue Bonds (North End Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	1.47	2/7/19	3,500,000	[a]	3,500,000
New York State Power Authority, CP, Ser. 1	1.37	2/13/19	6,000,000		6,000,000
New York State Thruway Authority, Personal Income Tax Revenue Bonds, Ser. A	5.00	3/15/19	4,060,000		4,075,722

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Short-Term Investments - 100.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.4% (continued)
Romulus Central School District, BAN	2.50	8/2/19	2,700,000		2,707,384
Syracuse, RAN, Ser. 2018 A	3.50	3/29/19	6,000,000		6,014,972
Tender Option Bond Trust Receipts (Series 2015-ZF0271 For P), (Port Authority of New York and New Jersey, Consolidated Bonds 163rd Series) (Liquidity Facility; Royal Bank of Canada), Trust Maturity Date 1/15/2020	1.46	2/7/19	4,600,000	[a,b,c]	4,600,000
Tender Option Bond Trust Receipts (Series 2016-XF0520), (Metropolitan Transportation Authority, Transportation Revenue Bonds, Refunding) (Liquidity Facility; Royal Bank of Canada)), Trust Maturity Date 5/15/2024	1.53	2/7/19	1,795,000	[a,b,c]	1,795,000
Tender Option Bond Trust Receipts (Series 2016-XF2344), (New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds (New York City Municipal Water Finance Authority Projects)) (Liquidity Facility; Citibank NA), Trust Maturity Date 6/15/2024	1.46	2/7/19	3,400,000	[a,b,c]	3,400,000
Tender Option Bond Trust Receipts (Series 2016-ZF0464 For N), (New York Liberty Development Corporation, Liberty Revenue Bonds (4 World Trade Center Project)) (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada), Trust Maturity Date 11/15/2019	1.48	2/7/19	4,300,000	[a,b,c]	4,300,000
Tender Option Bond Trust Receipts (Series 2017-XF0583), (Metropolitan Transportation Authority, Transportation Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 5/15/2024	1.51	2/7/19	5,300,000	[a,b,c]	5,300,000
Tender Option Bond Trust Receipts (Series 2017-XF2481), (Westchester County Local Development Corporation, Revenue Bonds, Refunding (Westchester Medical Center) (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)), Trust Maturity Date 11/1/2046	1.47	2/7/19	1,160,000	[a,b,c]	1,160,000
Tender Option Bond Trust Receipts (Series 2017-XM0573), (Build NYC Resource Corporation, Revenue Bonds, Refunding (Chapin School Limited Project) (Liquidity Facility; Morgan Stanley Bank)), Trust Maturity Date 11/1/2047	1.48	2/7/19	5,250,000	[a,b,c]	5,250,000
Tender Option Bond Trust Receipts (Series 2018-XF0643), (New York City Transitional Finance Authority , Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 5/1/2026	1.46	2/7/19	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2018-XF2656 For S), (Suffolk County Water Authority, Revenue Bonds (Liquidity Agreement; Citibank NA)), Trust Maturity Date 6/1/2026	1.45	2/7/19	2,400,000	[a,b,c]	2,400,000
Tender Option Bond Trust Receipts (Series 2018-ZF0724), (New York City, GO (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 12/1/2043	1.45	2/7/19	1,100,000	[a,b,c]	1,100,000
Tender Option Bond Trust Receipts (Series 2019-ZF2777), (New York State Urban Development Corporation, Revenue Bonds (Liquidity Agreement; Citibank NA)), Trust Maturity Date 9/15/2026	1.45	2/7/19	1,500,000	[a,b,c]	1,500,000
Tompkins County Industrial Development Agency, Civic Facility Revenue Bonds (Community Development Properties Ithaca, Inc. Project) (LOC; M&T Trust)	1.39	2/7/19	5,000,000	[a]	5,000,000
Troy, BAN, Ser. A	2.75	2/8/19	1,000,000		1,000,132

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Short-Term Investments - 100.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 100.4% (continued)
Westbury Union Free School District, BAN	2.75	4/30/19	1,300,000	1,302,498
Total Investments (cost $130,930,907)			100.4%	130,930,907
Liabilities, Less Cash and Receivables			(0.4%)	(580,435)
Net Assets			100.0%	130,350,472

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities amounted to $42,805,000 or 32.84% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Dreyfus long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
School District	20.0
Transportation	18.5
Facilities	9.5
Multifamily Housing	8.4
Education	7.9
Higher Education	7.5
Medical	6.6
General Obligation	6.1
Power	4.6
Water	4.4
Special Tax	3.8
Development	3.1
100.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management
Short-Term Investments - 100.1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 3.0%
Tuscaloosa County Industrial Development Authority, Revenue Bonds, Ser. C (Gulf Opportunity Zone-Hunt Refining Project) (LOC; Bank of Nova Scotia)	1.43	2/14/19	19,975,000	[a]	19,975,000
Alaska - 2.7%
Tender Option Bond Trust Receipts (Series 2017-XM0532), (Alaska Municipal Bonds Bank Authority, Revenue Bonds (Master Resolution) (Liquidity Facility; JPMorgan Chase Bank NA)), Trust Maturity Date 4/1/2025	1.53	2/14/19	10,000,000	[a,b,c]	10,000,000
Tender Option Bond Trust Receipts (Series 2018-ZF2681), (Alaska State Housing Finance Corporation, Single Family Mortgage Revenue Bonds (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 12/1/2038	1.46	2/14/19	7,500,000	[a,b,c]	7,500,000
				17,500,000
Colorado - 3.0%
Colorado Housing & Finance Authority, SFM Revenue Bonds (LOC; Federal Home Loan Bank)	1.45	2/13/19	5,000,000	[a]	5,000,000
Sheridan Redevelopment Agency, Tax Increment Revenue Bonds, Refunding (South Santa Fe Drive Corridor Redevelopment Project) (LOC; JPMorgan Chase Bank)	1.45	2/14/19	10,000,000	[a]	10,000,000
Tender Option Bond Trust Receipts (Series 2018-XG0195), (Denver City and County, CP (Colorado Convention Center Project) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 6/1/2048	1.52	2/7/19	4,930,000	[a,b,c]	4,930,000
				19,930,000
Connecticut - .5%
Tender Option Bond Trust Receipts (Series 2017-YX1077), (Connecticut Special Tax Obligation, Revenue Bonds (Transportation Infrastructure Purpose) (Liquidity Facility; Barclays Bank PLC)), Trust Maturity Date 1/1/2036	1.49	2/14/19	3,000,000	[a,b,c]	3,000,000
District of Columbia - 1.0%
Tender Option Bond Trust Receipts (Series 2018-ZF2723), (District of Columbia Housing Finance Agency, Revenue Bonds (Liquidity Agreement; Morgan Stanley Bank and Insured; FHA Ins.)) , Trust Maturity Date 9/1/2039	1.47	2/14/19	6,845,000	[a,b,c]	6,845,000
Florida - 2.4%
Florida Housing Finance Corporation, Revenue Bonds (Maitland Apartments) (LOC; FHLMC)	1.46	2/14/19	4,400,000	[a]	4,400,000
Highlands County Health Facilities Authority, Hospital Revenue Bonds Refunding, Ser. 2012I	1.43	2/14/19	2,900,000	[a]	2,900,000
Hillsborough County Housing Finance Authority, MFHR (Hunt Club Apartments) (LOC; FHLB)	1.47	2/14/19	4,890,000	[a]	4,890,000
Tender Option Bond Trust Receipts (Series 2018-BAML7001), (Tallahassee Health Facilities, Revenue Bonds (Tallahassee Memorial Healthcare Inc. Project) (Liquidity Agreement; Bank of America NA and LOC; Bank of America NA)) , Trust Maturity Date 12/1/2051	1.46	11/22/18	3,500,000	[a,b,c]	3,500,000
				15,690,000
Georgia - 6.1%
Emory University, CP, Ser. 0123	1.62	5/14/19	5,000,000		4,999,571
Paulding County Hospital Authority, RAC (Wellstar Health System) (LOC; Northern Trust Company)	1.44	2/14/19	5,000,000	[a]	5,000,000
RBC Municipal Products Inc Trust, Revenue Bonds (Burke County Development Authority for Pollution Control) (LOC; Royal Bank of Canada)	1.49	2/14/19	20,000,000	[a,b]	20,000,000

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 6.1% (continued)
RIB Floater Trust, Revenue Bonds (Emory University Project) (Liquidity Agreement; Barclays Bank PLC)	1.46	2/14/19	10,000,000	[a,b]	10,000,000
				39,999,571
Illinois - 3.8%
Channahon, Revenue Bonds (Morris Hospital) (LOC; U.S. Bank NA)	1.46	2/14/19	2,200,000	[a]	2,200,000
Illinois Development Finance Authority, Revenue Bonds (Lyric Opera of Chicago Project) (LOC: BMO Harris NA, JPMorgan Chase Bank and Northern Trust Company)	1.48	2/13/19	5,000,000	[a]	5,000,000
Tender Option Bond Trust Receipts (Series 2015-XM0078 For I), (Illinois Toll Highway Authority, Toll Highway Senior Revenue Bonds (Liquidity Facility; Royal Bank of Canada)), Trust Maturity Date 7/1/2023	1.48	2/14/19	10,365,000	[a,b,c]	10,365,000
Tender Option Bond Trust Receipts (Series 2018-XF0711 For I), (Illinois Finance Authority, Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank NA and LOC; JPMorgan Chase Bank NA)), Trust Maturity Date 11/15/2040	1.48	2/14/19	7,250,000	[a,b,c]	7,250,000
				24,815,000
Indiana - 2.4%
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health)	1.38	2/13/19	13,840,000	[a]	13,840,000
Tender Option Bond Trust Receipts (Series 2018-XG0190), (Indiana Finance Authority, Revenue Bonds (CWA Authority) (Liquidity Facility; Royal Bank of Canada)), Trust Maturity Date 4/1/2023	1.48	2/7/19	2,000,000	[a,b,c]	2,000,000
				15,840,000
Kentucky - 2.7%
Louisville/Jefferson County Metropolitan Government, Variable Rate Revenue Bonds, Ser. 2013C	1.32	2/13/19	10,000,000	[a]	10,000,000
Tender Option Bond Trust Receipts (Series 2018-XG0189), (Fayette County School District Finance Corporation, Revenue Bonds (Liquidity Facility; JPMorgan Chase Bank NA)), Trust Maturity Date 11/1/2023	1.50	2/14/19	7,880,000	[a,b,c]	7,880,000
				17,880,000
Louisiana - 1.2%
Tender Option Bond Trust Receipts (Series 2018-BAML7002), (Louisiana Public Facilities Authority, Hospital Revenue Bonds (Louisiana Children's Medical Center) (LOC; Bank of America NA and SPA; Bank of America NA)), Trust Maturity Date 9/1/2057	1.46	2/7/19	8,000,000	[a,b,c]	8,000,000
Maryland - 4.3%
Baltimore County, Maryland Consolidated Public Improvement Ser. 2011	5.00	2/1/19	3,800,000		3,800,000
Maryland, GO Notes, State And Local Facilities Loan of 2013, First Ser. A	5.00	3/1/19	1,500,000		1,503,782
Maryland Economic Development Corporation, EDR (Blind Industries and Services of Maryland Project) (LOC; Bank of America)	1.72	2/14/19	2,400,000	[a]	2,400,000
Maryland Economic Development Corporation, EDR (Catholic Relief Services Facility) (LOC; Bank of America)	1.57	2/14/19	16,825,000	[a]	16,825,000
Tender Option Bond Trust Receipts (Series 2018-XG0213 For M), (Maryland Stadium Authority, Revenue Bonds (Baltimore City Public Schools) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 5/1/2046	1.48	2/7/19	4,080,000	[a,b,c]	4,080,000
				28,608,782

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - .8%
RBC Municipal Products Inc Trust, GO Notes, Ser. 2019	1.32	2/14/19	5,000,000	[a,b]	5,000,000
Michigan - 4.1%
Michigan Strategic Fund, LOR, (The Kroger Company Recovery Zone Facilities Bond Project) (LOC; Bank of Tokyo-Mitsubishi UFJ, Limited)	1.47	2/14/19	4,000,000	[a]	4,000,000
RBC Municipal Products Inc Trust, GO Notes, Ser. 2018	1.72	2/8/19	8,000,000	[a,b]	8,000,000
RIB Floater Trust, (Eastern Michigan University) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	1.47	2/14/19	10,000,000	[a,b]	10,000,000
Tender Option Bond Trust Receipts (Series 2018-ZF2716), (Michigan Housing Development Authority, Revenue Bonds (Liquidity Facility; Morgan Stanley Bank)), Trust Maturity Date 10/1/2048	1.47	2/14/19	4,820,000	[a,b,c]	4,820,000
				26,820,000
Minnesota - .8%
Cohasset, Revenue Bonds, Refunding (Minnesota Power and Light Company Project) (LOC; JPMorgan Chase Bank)	1.52	2/14/19	5,625,000	[a]	5,625,000
Missouri - 5.9%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds Variable (SSM Health Care)	1.44	2/13/19	4,355,000	[a]	4,355,000
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds Variable (SSM Health Care), Ser. 2018D	1.39	2/13/19	7,080,000	[a]	7,080,000
Missouri Health and Educational Facilities Authority, Revenue Bonds (Saint Louis University), Ser. 2008 B1	1.65	2/8/19	6,240,000	[a]	6,240,000
Missouri Highway & Transportation Commission, Refunding State Road Bonds, Ser. B 2014	5.00	5/1/19	6,300,000		6,351,872
RBC Municipal Products Inc Trust, Revenue Bonds, (Stowers Institute Medical Research) (LOC; Royal Bank of Canada and Liquidity Facility; Royal Bank of Canada)	1.49	2/14/19	12,000,000	[a,b]	12,000,000
Saint Louis Industrial Development Authority, MFHR (Hamilton Place Apartments) (LOC; FHLMC)	1.44	2/14/19	3,000,000	[a]	3,000,000
				39,026,872
Nevada - .6%
Tender Option Bond Trust Receipts (Series 2018-XG0199), (Las Vegas Convention & Visitors Authority, Revenue Bonds (Liquidity Facility; Royal Bank of Canada)), Trust Maturity Date 1/1/2042	1.51	2/14/19	4,000,000	[a,b,c]	4,000,000
New Hampshire - .3%
New Hampshire Health and Education Facilities Authority, Revenue Bonds (University System of New Hampshire Issue) (Liquidity Facility; U.S. Bank NA)	1.60	2/8/19	2,000,000	[a]	2,000,000
New York - 9.7%
Albany Industrial Development Agency, Civic Facility Revenue Bonds (Renaissance Corporation of Albany Project) (LOC; M&T Trust)	1.48	2/14/19	1,910,000	[a]	1,910,000
Metropolitan Transportation Authority, (Liquidity Facility; Citibank NA)	1.51	2/14/19	7,600,000	[a,b]	7,600,000
New York City, GO Notes (LOC; TD Bank)	1.62	2/8/19	3,800,000	[a]	3,800,000
New York City Industrial Development Agency, Civic Facility Revenue Bonds (Ateret Torah Center Project) (LOC; Wells Fargo Bank)	1.45	2/14/19	3,000,000	[a]	3,000,000
New York City Industrial Development Agency, Civic Facility Revenue Bonds (Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	1.48	2/14/19	12,550,000	[a]	12,550,000

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 9.7% (continued)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	1.64	2/8/19	5,100,000	[a]	5,100,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Liquidity Facility; TD Bank)	1.62	2/6/19	2,390,000	[a]	2,390,000
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	1.48	2/13/19	10,175,000	[a]	10,175,000
New York State Power Authority, CP, Ser. 1	1.37	2/13/19	2,000,000		2,000,035
New York State Thruway Authority, Transit, Ser. A	5.25	3/15/19	3,580,000		3,594,931
Tender Option Bond Trust Receipts (Series 2016-XF0520), (Metropolitan Transportation Authority, Transportation Revenue Bonds, Refunding) (Liquidity Facility; Royal Bank of Canada)), Trust Maturity Date 5/15/2024	1.53	2/14/19	590,000	[a,b,c]	590,000
Tender Option Bond Trust Receipts (Series 2018-XF0623), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Liquidity Facility; TD Bank NA)) , Trust Maturity Date 11/15/2042	1.55	2/14/19	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2018-XM0700), (Hudson Yards Infrastructure Corporation Second Indenture, Revenue Bonds (Liquidity Agreement; Toronto-Dominion Bank)), Trust Maturity Date 2/15/2039	1.48	2/14/19	6,000,000	[a,b,c]	6,000,000
				63,709,966
North Carolina - 2.0%
Charlotte-Mecklenburg Hospital Authority, Variable-Atrium Health Ser. G	1.65	2/8/19	3,700,000	[a]	3,700,000
North Carolina, LOR, Refunding (Citigroup ROCS, Ser. 2015-XF2113) (Liquidity Facility; Citibank NA)	1.46	2/14/19	2,800,000	[a,b]	2,800,000
North Carolina Capital Facilities Finance Agency, Student Housing Revenue Bonds (The NCA&T University Foundation, LLC Project) (LOC; PNC Bank)	1.43	2/14/19	6,960,000	[a]	6,960,000
				13,460,000
Ohio - .9%
JPMorgan Chase Putters & Drivers Trust, Putters, Ser. 5023	1.69	2/8/19	3,295,000	[a,b]	3,295,000
Ohio, Refunded Variable University Hospital Health System	1.63	2/6/19	2,565,000	[a]	2,565,000
				5,860,000
Oklahoma - .5%
Tender Option Bond Trust Receipts (Series 2018-XG0210), (Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) (Liquidity Facility; Morgan Stanley Bank)), Trust Maturity Date 8/15/2043	1.46	2/7/19	3,415,000	[a,b,c]	3,415,000
Pennsylvania - 2.6%
Lancaster County Hospital Authority, Health Center Revenue Bonds (Masonic Homes Project) (LOC; JPMorgan Chase Bank)	1.66	2/8/19	1,900,000	[a]	1,900,000
Tender Option Bond Trust Receipts (Series 2018-XG0201), (Delaware Valley Regional Finance Authority, Revenue Bonds (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)), Trust Maturity Date 9/1/2048	1.47	2/14/19	15,000,000	[a,b,c]	15,000,000
				16,900,000
South Carolina - 5.3%
Darlington County School District, GO Notes, Ser. 2018	5.00	3/1/19	2,510,000		2,516,521
Georgetown County School District, GO Notes, Refunding, Ser. 2011B	5.00	3/1/19	2,500,000		2,506,361

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
South Carolina - 5.3% (continued)
Lexington County School District, GO Notes, Ser. 2017	5.00	3/1/19	3,115,000		3,122,998
Richland County, BAN	3.00	2/27/19	5,360,000		5,365,491
Richland County School District, GO Notes, Ser. 2018	4.00	3/1/19	1,400,000		1,402,627
South Carolina State Housing Finance & Development Authority, Variable-Rental-Franklin Square	1.44	2/14/19	5,950,000	[a]	5,950,000
Spartanburg County School District, GO Notes, Refunding, Ser. 2014D	5.00	3/1/19	825,000		827,080
Tender Option Bond Trust Receipts (Series 2017-XF2425), (South Carolina Public Service Authority, Revenue Bonds) (Liquidity Agreement; Barclays Bank PLC and LOC; Barclays Bank PLC)), Trust Maturity Date 12/1/2054	1.47	2/14/19	13,105,000	[a,b,c]	13,105,000
				34,796,078
Tennessee - 2.0%
Memphis Tennessee Regional Authority, CP, Ser. 2012 A	1.53	3/7/19	6,250,000		6,250,473
Shelby County, GO Notes, Refunding, Ser. 2012A	5.00	3/1/19	3,275,000		3,283,233
Shelby County Health Educational and Housing Facility Board, Educational Facilities Revenue Bonds (Rhodes College)	1.48	2/14/19	3,600,000	[a]	3,600,000
				13,133,706
Texas - 27.0%
Atascosa County Industrial Development Corporation, PCR, Refunding (San Miguel Electric Cooperative, Inc. Project) (LOC; National Rural Utilities Cooperative Finance Corporation)	1.45	2/14/19	10,000,000	[a]	10,000,000
Austin Combined Utility System, CP, Ser. A	1.50	2/12/19	12,300,000		12,299,996
College Station, Texas (A Home-Rule City Located In Brazos County), Texas Certificates of Obligation Ser. 2018	5.00	2/15/19	3,125,000		3,128,307
Dallas Texas, CP, Ser. A	1.67	3/6/19	8,000,000		8,001,178
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds (The Methodist Hospital System)	1.65	2/8/19	9,000,000	[a]	9,000,000
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds (The Methodist Hospital System)	1.65	2/8/19	5,550,000	[a]	5,550,000
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds Refunding Bonds (Memorial Hermann Health System) Ser. 2015C	1.48	2/13/19	7,800,000	[a]	7,800,000
Harris County Health Facilities Development Corporation, Revenue Bonds, Refunding (The Methodist Hospital System)	1.65	2/8/19	6,000,000	[a]	6,000,000
Harris County Metropolitan Transportation Authority, CP, Ser. A1	1.84	2/26/19	4,000,000		4,000,000
Harris County Metropolitan Transportation Authority, CP, Ser. A3	1.80	2/21/19	7,000,000		7,000,000
Harris County Texas, CP, Ser. A1	1.62	3/7/19	975,000		975,000
Harris County Texas, CP, Ser. D	1.62	3/7/19	6,025,000		6,025,000
Houston, CP, Ser. G2	1.50	2/14/19	2,500,000		2,500,047
Houston, Refunding, Ser. 2010A	5.00	3/1/19	2,585,000		2,591,478
Houston Independent School District, Refunding, Ser. 2014B	5.00	2/15/19	1,950,000		1,952,027

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 27.0% (continued)
Lake Travis Independent School District, School Building Bonds, Ser. 2018A	5.00	2/15/19	2,780,000		2,782,890
Lubbock Independent School District, GO Notes (Liquidity Facility; Wells Fargo Bank and LOC; Permanent School Fund Guarantee Program)	1.45	2/14/19	9,400,000	[a]	9,400,000
Lubbock Independent School District, Unlimited Tax School Building Bonds (Liquidity Facility; Bank of America and LOC; Permanent School Fund Guarantee Program)	1.45	2/14/19	15,760,000	[a]	15,760,000
Tender Option Bond Trust Receipts (Series 2016-XM0187 For T), (Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)), Trust Maturity Date 12/15/2028	1.49	2/14/19	10,330,000	[a,b,c]	10,330,000
Tender Option Bond Trust Receipts (Series 2018-XF0648), (Denton Independent School District, GO (Insured; Texas Permanent School Fund Guarantee Program and Liquidity Facility; Toronto-Dominion Bank)), Trust Maturity Date 8/15/2045	1.46	2/14/19	3,745,000	[a,b,c]	3,745,000
Tender Option Bond Trust Receipts (Series 2018-XF0714), (Texas Water Development Board, Revenue Bonds (Water Implementation Fund)), Trust Maturity Date 4/15/2049	1.46	2/14/19	3,750,000	[a,b,c]	3,750,000
Tender Option Bond Trust Receipts (Series 2018-XF2663), (Humble Independent School District, GO (Insured; Texas Permanent School Fund Guarantee Program and Liquidity Agreement; Citibank NA)), Trust Maturity Date 2/15/2025	1.46	2/14/19	4,000,000	[a,b,c]	4,000,000
Tender Option Bond Trust Receipts (Series 2018-XF2738), (Tarrant County Cultural Educational Facilities Finance Corporation, Revenue Bonds (Baylor Scott and White Health Project) (Liquidity Facility; Citibank NA)), Trust Maturity Date 5/15/2024	1.46	2/14/19	6,000,000	[a,b,c]	6,000,000
Texas, Variable Veterans, Ser. B	1.57	2/13/19	19,250,000	[a]	19,250,000
Texas A&M Board of Regents, CP, Ser. B	1.60	5/3/19	2,012,000		2,011,898
University of Houston System, CP, Ser. A	1.52	3/5/19	3,992,000		3,992,000
University of Texas System, CP, Ser. A	1.50	2/15/19	10,000,000		10,000,202
				177,845,023
Utah - 1.0%
Utah Housing Finance Agency, MFHR, Refunding (Candlestick Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	1.49	2/14/19	6,400,000	[a]	6,400,000
Vermont - .3%
Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Landmark College Project) (LOC; TD Bank)	1.67	2/8/19	1,740,000	[a]	1,740,000
Washington - 1.3%
Washington State Housing Finance Commission, Revenue Bonds (Artspace Everett Lofts and Multi-Family Housing Project) (LOC; FHLMC)	1.51	2/13/19	3,200,000	[a]	3,200,000
Washington State Housing Finance Commission, Variable Rate Demand Multifamily Housing Revenue Bonds (Redmond Ridge Apartments Project), Ser. 2017	1.51	2/13/19	5,225,000	[a]	5,225,000
				8,425,000
Wisconsin - 1.9%
Burlington Area School District, BAN	3.00	5/6/19	3,500,000		3,509,720

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Wisconsin - 1.9% (continued)
University of Wisconsin Hospitals & Clinics, Variable Rate Demand Revenue Bonds Refunding, Ser. 2018C	1.63	2/8/19	9,000,000	[a]	9,000,000
					12,509,720
Total Investments (cost $658,750,312)			100.1%		658,749,718
Liabilities, Less Cash and Receivables			(0.1%)		(817,368)
Net Assets			100.0%		657,932,350

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities amounted to $233,800,000 or 35.54% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Dreyfus long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Medical	20.5
General Obligation	20.1
Education	10.1
Multifamily Housing	8.4
School District	7.8
Utilities	6.2
Transportation	6.2
Development	5.5
Higher Education	4.3
Power	3.3
Facilities	2.3
Water	2.0
Special Tax	2.0
Single Family Housing	.8
Housing	.3
Nursing Homes	.3
100.1

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2019

	Dreyfus Cash Management		Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury & Agency Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	9,731,883,089	††	56,575,782,620	††	5,260,748,342	19,039,098,039	††	29,823,378,423
Interest receivable	12,078,569		49,882,558		7,150,978	5,762,210		10,466,084
Receivable for shares of Beneficial Interest subscribed	2,190,226		61,087,787		-	503,990		37,492,201
Prepaid expenses	58,080		203,306		163,023	117,797		129,367
	9,746,209,964		56,686,956,271		5,268,062,343	19,045,482,036		29,871,466,075
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	849,767		8,584,356		1,108,418	3,896,729		6,062,442
Cash overdraft due to Custodian	9,970,570		77,663,863		4,459,188	27,077,687		33,874,959
Payable for shares of Beneficial Interest redeemed	2,560,820		33,221,548		-	715,478		72,584,685
Trustees fees and expenses payable	1,857		13,495		3,036	5,407		28,333
Accrued expenses	100,470		379,579		71,829	318,863		207,446
	13,483,484		119,862,841		5,642,471	32,014,164		112,757,865
Net Assets ($)	9,732,726,480		56,567,093,430		5,262,419,872	19,013,467,872		29,758,708,210
Composition of Net Assets ($):
Paid-in capital	9,730,651,451		56,568,517,033		5,262,844,956	19,015,490,299		29,759,871,551
Total distributable earnings (loss)	2,075,029		(1,423,603)		(425,084)	(2,022,427)		(1,163,341)
Net Assets ($)	9,732,726,480		56,567,093,430		5,262,419,872	19,013,467,872		29,758,708,210
† Investments at cost ($)	9,730,707,752		56,575,782,620		5,260,748,342	19,039,098,039		29,823,378,423
†† Value of repurchase agreements—Note 1(b) ($)	3,581,000,000		28,054,006,250		-	12,208,412,500		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	9,526,673,089		51,959,428,649		4,142,111,130	15,314,155,115		23,505,646,672
Shares Outstanding	9,524,556,474		51,960,773,190		4,142,434,011	15,315,920,132		23,506,595,985
Net Asset Value Per Share ($)	1.0002		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	101,165,357		2,727,098,077		443,941,075	1,824,736,644		1,746,212,512
Shares Outstanding	101,141,757		2,727,133,418		443,986,259	1,824,889,953		1,746,287,549
Net Asset Value Per Share ($)	1.0002		1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	104,888,034		1,787,604,052		387,131,685	704,332,656		2,454,058,516
Shares Outstanding	104,863,805		1,787,676,554		387,165,424	704,365,634		2,454,157,731
Net Asset Value Per Share ($)	1.0002		1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	-		92,962,652		289,235,982	1,170,243,457		2,052,790,510
Shares Outstanding	-		92,965,269		289,263,064	1,170,314,580		2,052,830,285
Net Asset Value Per Share ($)	-		1.00		1.00	1.00		1.00

See notes to financial statements.

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	66,881,590	130,930,907	658,749,718
Cash	1,745,129	1,174,931	827,788
Interest receivable	301,200	453,030	2,241,016
Receivable for shares of Beneficial Interest subscribed	-	-	1,932,609
Prepaid expenses	22,968	10,937	25,419
	68,950,887	132,569,805	663,776,550
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	25,221	36,024	100,615
Payable for investment securities purchased	1,020,970	2,103,024	5,634,555
Trustees fees and expenses payable	121	209	885
Payable for shares of Beneficial Interest redeemed	-	-	3,686
Accrued expenses	76,541	80,076	104,459
	1,122,853	2,219,333	5,844,200
Net Assets ($)	67,828,034	130,350,472	657,932,350
Composition of Net Assets ($):
Paid-in capital	67,831,302	130,350,472	657,932,944
Total distributable earnings (loss)	(3,268)	-	(594)
Net Assets ($)	67,828,034	130,350,472	657,932,350
† Investments at cost ($)	66,881,590	130,930,907	658,750,312
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	8,949,195	99,314,115	621,665,323
Shares Outstanding	8,948,761	99,316,792	621,670,291
Net Asset Value Per Share ($)	1.00	1.00	1.0000
Investor Shares
Net Assets ($)	58,878,839	31,036,357	36,267,027
Shares Outstanding	58,880,813	31,037,356	36,267,172
Net Asset Value Per Share ($)	1.00	1.00	1.0000
See notes to financial statements.

STATEMENTS OF OPERATIONS
Year Ended January 31, 2019

	Dreyfus Cash Management	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury & Agency Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	175,709,497	1,216,108,524	92,907,072	417,049,189	628,516,104
Expenses:
Management fee—Note 2(a)	15,778,111	123,985,897	9,432,117	41,603,431	64,304,934
Service plan fees—Note 2(b)	427,542	8,250,838	2,662,498	9,363,647	14,880,968
Shareholder servicing costs—Note 2(c)	210,052	802,932	35,294	281,644	323,422
Custodian fees—Note 2(c)	146,528	1,243,023	67,145	367,863	501,933
Professional fees	88,879	124,302	85,871	96,070	104,239
Registration fees	87,798	334,767	392,489	1,092,325	388,044
Trustees’ fees and expenses—Note 2(d)	75,207	637,568	48,374	199,446	361,042
Prospectus and shareholders’ reports	47,352	574,570	41,195	37,489	95,735
Miscellaneous	171,354	97,397	126,574	279,800	384,482
Total Expenses	17,032,823	136,051,294	12,891,557	53,321,715	81,344,799
Less—reduction in expenses due to undertakings—Note 2(a)	(9,145,316)	(24,441,163)	(410,147)	(6,114,084)	(1,261,649)
Less—reduction in fees due to earnings credits—Note 2(c)	(15,199)	-	(16,518)	-	(77,800)
Net Expenses	7,872,308	111,610,131	12,464,892	47,207,631	80,005,350
Investment Income—Net	167,837,189	1,104,498,393	80,442,180	369,841,558	548,510,754
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	107,289	(497,985)	(212,832)	(540,755)	(913,998)
Net unrealized appreciation (depreciation) on investments	1,237,153	-	-	-	-
Net Realized and Unrealized Gain (Loss) on Investments	1,344,442	(497,985)	(212,832)	(540,755)	(913,998)
Net Increase in Net Assets Resulting from Operations	169,181,631	1,104,000,408	80,229,348	369,300,803	547,596,756

See notes to financial statements.

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management
Investment Income ($):
Interest Income	1,566,538	2,236,950	8,418,642
Expenses:
Management fee—Note 2(a)	219,715	302,627	1,164,677
Service plan fees—Note 2(b)	246,271	137,108	91,300
Professional fees	83,761	87,509	82,657
Registration fees	66,588	35,504	63,430
Shareholder servicing costs—Note 2(c)	19,229	22,073	142,563
Prospectus and shareholders’ reports	12,090	14,161	11,626
Custodian fees—Note 2(c)	9,159	7,726	21,542
Trustees’ fees and expenses—Note 2(d)	1,599	1,635	6,183
Miscellaneous	38,321	29,105	61,105
Total Expenses	696,733	637,448	1,645,083
Less—reduction in expenses due to undertakings—Note 2(a,c)	(115,317)	-	(305,798)
Less—reduction in fees due to earnings credits—Note 2(c)	(1,992)	(2,934)	(2,930)
Net Expenses	579,424	634,514	1,336,355
Investment Income—Net	987,114	1,602,436	7,082,287
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	(3,268)	8,933	4,053
Net unrealized appreciation (depreciation) on investments	-	-	(8,296)
Net Realized and Unrealized Gain (Loss) on Investments	(3,268)	8,933	(4,243)
Net Increase in Net Assets Resulting from Operations	983,846	1,611,369	7,078,044

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Cash Management		Dreyfus Government Cash Management
	Year Ended January 31,		Year Ended January 31,
	2019	2018[a,b]	2019	2018[a,c]
Operations ($):
Investment income—net	167,837,189	51,661,331	1,104,498,393	558,056,120
Net realized gain (loss) on investments	107,289	10,264	(497,985)	(179,613)
Net unrealized appreciation (depreciation) on investments	1,237,153	(787,207)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	169,181,631	50,884,388	1,104,000,408	557,876,507
Distributions ($):
Distributions to shareholders:
Institutional Shares	(162,397,625)	(49,422,404)	(1,036,421,017)	(531,608,639)
Investor Shares	(2,190,994)	(1,162,279)	(39,782,944)	(11,801,049)
Administrative Shares	(2,466,431)	(1,119,089)	(26,950,486)	(13,932,825)
Participant Shares	-	(75,156)	(1,343,946)	(408,013)
Agency Shares	-	(45,347)	-	(305,594)
Total Distributions	(167,055,050)	(51,824,275)	(1,104,498,393)	(558,056,120)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	61,227,511,271	41,467,497,730	398,512,169,809	405,483,445,542
Investor Shares	621,264,506	1,071,769,225	10,708,105,850	12,290,867,449
Administrative Shares	668,051,950	429,637,509	9,524,338,593	15,424,444,462
Participant Shares	-	12,956,172	590,553,953	432,561,598
Agency Shares	-	10,534,342	-	163,385,116
Distributions reinvested:
Institutional Shares	50,495,655	8,764,256	256,922,857	122,535,575
Investor Shares	356,226	220,909	23,176,530	7,299,420
Administrative Shares	185,682	98,949	23,135,782	12,078,122
Participant Shares	-	277	195,505	37,272
Agency Shares	-	4,964	-	39,435
Cost of shares redeemed:
Institutional Shares	(58,638,216,145)	(37,516,095,789)	(408,726,693,020)	(392,907,453,799)
Investor Shares	(644,650,541)	(1,079,040,560)	(10,420,622,615)	(11,565,560,368)
Administrative Shares	(652,015,583)	(450,859,453)	(9,309,880,884)	(17,254,238,020)
Participant Shares	-	(32,260,810)	(588,494,165)	(439,314,155)
Agency Shares	-	(17,786,541)	-	(244,731,427)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	2,632,983,021	3,905,441,180	(9,407,091,805)	11,525,396,222
Total Increase (Decrease) in Net Assets	2,635,109,602	3,904,501,293	(9,407,589,790)	11,525,216,609
Net Assets ($):
Beginning of Period	7,097,616,878	3,193,115,585	65,974,683,220	54,449,466,611
End of Period	9,732,726,480	7,097,616,878	56,567,093,430	65,974,683,220

	Dreyfus Cash Management		Dreyfus Government Cash Management
	Year Ended January 31,		Year Ended January 31,
	2019	2018[a,b]	2019	2018[a,c]
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	61,224,714,601	41,465,463,003	-	-
Shares issued for distributions reinvested	50,491,118	8,764,143	-	-
Shares redeemed	(58,635,908,871)	(37,513,942,907)	-	-
Net Increase (Decrease) in Shares Outstanding	2,639,296,848	3,960,284,239	-	-
Investor Shares
Shares sold	621,235,163	1,071,662,040	-	-
Shares issued for distributions reinvested	356,205	220,890	-	-
Shares redeemed	(644,622,198)	(1,078,931,556)	-	-
Net Increase (Decrease) in Shares Outstanding	(23,030,830)	(7,048,626)	-	-
Administrative Shares
Shares sold	667,990,488	429,593,901	-	-
Shares issued for distributions reinvested	185,666	98,943	-	-
Shares redeemed	(651,959,952)	(450,821,418)	-	-
Net Increase (Decrease) in Shares Outstanding	16,216,202	(21,128,574)	-	-
Participant Shares
Shares sold	-	12,954,893	-	-
Shares issued for distributions reinvested	-	277	-	-
Shares redeemed	-	(32,259,393)	-	-
Net Increase (Decrease) in Shares Outstanding	-	(19,304,223)	-	-
Agency Shares
Shares sold	-	10,531,552	-	-
Shares issued for distributions reinvested	-	4,962	-	-
Shares redeemed	-	(17,784,019)	-	-
Net Increase (Decrease) in Shares Outstanding	-	(7,247,505)	-	-

a  Distributions to shareholders include only distributions from net investment income.

b  During the period ended January 31, 2018, 6,954,843 Agency shares representing $6,957,099 were converted to 6,957,099 Institutional shares and 21,714,970 Participant shares representing $21,720,000 were converted to 21,720,000 Investor shares.

c  During the period ended January 31, 2018, 110,850,633 Agency shares representing $110,877,363 were converted to 110,877,363 Institutional shares and 438,118,338 Administrative shares representing $438,118,338 were converted to 438,118,338.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Government Securities Cash Management		Dreyfus Treasury & Agency Cash Management
	Year Ended January 31,		Year Ended January 31,
	2019	2018[a,b]	2019	2018[a,c]
Operations ($):
Investment income—net	80,442,180	35,704,315	369,841,558	183,660,064
Net realized gain (loss) on investments	(212,832)	(149,044)	(540,755)	(454,312)
Net Increase (Decrease) in Net Assets Resulting from Operations	80,229,348	35,555,271	369,300,803	183,205,752
Distributions ($):
Distributions to shareholders:
Institutional Shares	(62,948,218)	(29,038,544)	(317,246,523)	(164,337,464)
Investor Shares	(6,706,848)	(2,557,628)	(29,085,617)	(11,910,343)
Administrative Shares	(6,848,231)	(2,897,318)	(8,798,518)	(2,994,009)
Participant Shares	(3,938,883)	(1,160,640)	(14,710,900)	(4,391,023)
Agency Shares	-	(50,185)	-	(6,597)
Premier Shares	-	-	-	(20,628)
Total Distributions	(80,442,180)	(35,704,315)	(369,841,558)	(183,660,064)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	10,206,573,024	9,076,937,384	85,642,846,260	104,116,606,324
Investor Shares	858,329,352	1,112,186,064	5,648,509,272	5,920,377,147
Administrative Shares	2,173,774,660	1,591,673,624	1,829,682,744	1,489,636,552
Participant Shares	1,540,702,436	893,560,878	6,189,663,639	6,922,025,830
Agency Shares	-	6,566,064	-	9,130,033
Premier Shares	-	-	-	96,449,537
Distributions reinvested:
Institutional Shares	13,578,760	3,524,046	86,161,297	32,862,823
Investor Shares	5,684,907	1,828,016	9,058,662	2,600,981
Administrative Shares	6,119,677	2,725,904	5,378,990	1,874,718
Participant Shares	3,711,633	1,040,648	11,202,804	3,475,082
Agency Shares	-	-	-	269
Cost of shares redeemed:
Institutional Shares	(9,842,618,790)	(9,082,271,528)	(87,530,947,345)	(103,886,445,848)
Investor Shares	(866,985,030)	(1,014,256,387)	(5,938,144,606)	(5,572,094,449)
Administrative Shares	(2,242,247,903)	(1,537,775,329)	(1,572,488,179)	(1,328,533,062)
Participant Shares	(1,567,178,898)	(918,277,264)	(6,021,259,143)	(7,192,159,937)
Agency Shares	-	(20,262,470)	-	(10,690,930)
Premier Shares	-	-	-	(109,643,128)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	289,443,828	117,199,650	(1,640,335,605)	495,471,942
Total Increase (Decrease) in Net Assets	289,230,996	117,050,606	(1,640,876,360)	495,017,630
Net Assets ($):
Beginning of Period	4,973,188,876	4,856,138,270	20,654,344,232	20,159,326,602
End of Period	5,262,419,872	4,973,188,876	19,013,467,872	20,654,344,232

a  Distributions to shareholders include only distributions from net investment income.

b  During the period ended January 31,2018, 14,699,205 Agency shares representing $14,702,497 were converted to 14,702,497 Institutional shares.

c  During the period ended January 31,2018, 1,567,312 Agency shares representing $1,567,659 were converted to1,567,659 Institutional shares and 7,589,890 Premier shares representing $7,591,075 were converted to 7,591,075 Investor shares.

See notes to financial statements.

	Dreyfus Treasury Securities Cash Management		Dreyfus AMT-Free Municipal Cash Management Plus
	Year Ended January 31,		Year Ended January 31,
	2019	2018[a,b]	2019	2018[b,c]
Operations ($):
Investment income—net	548,510,754	255,341,818	987,114	876,688
Net realized gain (loss) on investments	(913,998)	(249,343)	(3,268)	628
Net Increase (Decrease) in Net Assets Resulting from Operations	547,596,756	255,092,475	983,846	877,316
Distributions ($):
Distributions to shareholders:
Institutional Shares	(452,604,061)	(218,946,771)	(126,678)	(45,947)
Investor Shares	(27,773,761)	(10,710,528)	(860,436)	(827,844)
Administrative Shares	(41,737,064)	(19,049,540)	-	(2,176)
Participant Shares	(26,395,868)	(6,791,239)	-	(900)
Agency Shares	-	(88,464)	-	-
Total Distributions	(548,510,754)	(255,586,542)	(987,114)	(876,867)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	79,901,888,738	75,634,999,457	36,594,555	25,659,417
Investor Shares	3,878,773,585	5,287,597,523	110,539,906	125,067,321
Administrative Shares	12,563,189,177	11,728,508,634	-	7,075,566
Participant Shares	9,239,689,380	10,001,799,130	-	461,727
Agency Shares	-	47,272,871	-	-
Distributions reinvested:
Institutional Shares	112,518,949	55,218,573	125,094	34,963
Investor Shares	20,859,678	7,858,359	852,826	825,856
Administrative Shares	37,712,684	17,431,983	-	2,165
Participant Shares	20,141,672	3,916,253	-	804
Agency Shares	-	74,928	-	-
Cost of shares redeemed:
Institutional Shares	(83,874,048,561)	(75,984,257,743)	(38,789,281)	(17,820,493)
Investor Shares	(4,258,111,202)	(5,289,997,746)	(267,444,353)	(85,173,069)
Administrative Shares	(12,741,051,741)	(11,602,365,445)	-	(7,156,983)
Participant Shares	(9,386,668,575)	(9,899,669,857)	-	(1,865,136)
Agency Shares	-	(74,384,649)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(4,485,106,216)	(65,997,729)	(158,121,253)	47,112,138
Total Increase (Decrease) in Net Assets	(4,486,020,214)	(66,491,796)	(158,124,521)	47,112,587
Net Assets ($):
Beginning of Period	34,244,728,424	34,311,220,220	225,952,555	178,839,968
End of Period	29,758,708,210	34,244,728,424	67,828,034	225,952,555

a  During the period ended January 31, 2018, 18,959,884 Agency shares representing $18,964,131 were converted to 18,964,131 Institutional shares.

b  Distributions to shareholders include only distributions from net investment income.

c  During the period ended January 31, 2018, 66,634 Administrative shares representing $66,642 were converted to 66,642 Institutional shares and Participant shares were converted to Investor shares. At the time of conversion there were no outstanding Participant shares.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus AMT-Free New York Municipal Cash Management		Dreyfus AMT-Free Tax Exempt Cash Management
	Year Ended January 31,		Year Ended January 31,
	2019	2018[a,b]	2019	2018[b,c]
Operations ($):
Investment income—net	1,602,436	868,571	7,082,287	4,601,485
Net realized gain (loss) on investments	8,933	-	4,053	17,252
Net unrealized appreciation (depreciation) on investments	-	-	(8,296)	7,862
Net Increase (Decrease) in Net Assets Resulting from Operations	1,611,369	868,571	7,078,044	4,626,599
Distributions ($):
Distributions to shareholders:
Institutional Shares	(1,125,047)	(503,778)	(6,721,679)	(4,452,689)
Investor Shares	(485,622)	(336,318)	(364,661)	(165,529)
Administrative Shares	-	(28,475)	-	(118)
Participant Shares	-	-	-	(401)
Total Distributions	(1,610,669)	(868,571)	(7,086,340)	(4,618,737)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	240,443,030	213,064,643	4,899,547,384	5,720,779,646
Investor Shares	69,233,750	119,997,983	6,828,733	1,136,475
Administrative Shares	-	4,543,147	-	-
Distributions reinvested:
Institutional Shares	544,974	155,743	1,991,561	1,164,106
Investor Shares	468,585	324,925	10,126	8,241
Administrative Shares	-	27,659	-	112
Participant Shares	-	-	-	384
Cost of shares redeemed:
Institutional Shares	(233,865,780)	(206,230,356)	(4,887,703,962)	(5,717,895,555)
Investor Shares	(118,029,774)	(162,304,021)	(7,707,629)	(4,725,543)
Administrative Shares	-	(17,641,678)	-	(46,488)
Participant Shares	-	(1)	-	(529,065)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(41,205,215)	(48,061,956)	12,966,213	(107,687)
Total Increase (Decrease) in Net Assets	(41,204,515)	(48,061,956)	12,957,917	(99,825)
Net Assets ($):
Beginning of Period	171,554,987	219,616,943	644,974,433	645,074,258
End of Period	130,350,472	171,554,987	657,932,350	644,974,433
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	-	-	4,899,563,284	5,720,806,091
Shares issued for distributions reinvested	-	-	1,991,579	1,164,121
Shares redeemed	-	-	(4,887,725,400)	(5,717,911,980)
Net Increase (Decrease) in Shares Outstanding	-	-	13,829,463	4,058,232
Investor Shares
Shares sold	-	-	6,828,733	1,136,482
Shares issued for distributions reinvested	-	-	10,126	8,241
Shares redeemed	-	-	(7,707,629)	(4,725,546)
Net Increase (Decrease) in Shares Outstanding	-	-	(868,770)	(3,580,823)
Administrative Shares
Shares issued for distributions reinvested	-	-	-	112
Shares redeemed	-	-	-	(46,488)
Net Increase (Decrease) in Shares Outstanding	-	-	-	(46,376)
Participant Shares
Shares issued for distributions reinvested	-	-	-	384
Shares redeemed	-	-	-	(529,065)
Net Increase (Decrease) in Shares Outstanding	-	-	-	(528,681)

a  During the period ended January 31, 2018, Administrative shares were converted to Institutional shares. At the time of conversion there were no outstanding Administrative shares.

b  Distributions to shareholders include only distributions from net investment income.

c  During the period ended January 31, 2018, 46,488 Administrative shares representing $46,494 were converted to 46,494 Institutional shares and 409,717 Participant shares representing $409,734 were converted to 409,734 Investor shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

	Per Share Data ($)									Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2019	.9999	.0216	[a]	(.0003)	(.0210)		1.0002	2.15		.21	.09	2.13		9,526,673
2018	1.0002	.0114	[a]	(.0003)	(.0114)		.9999	1.11		.25	.12	1.20		6,884,805
2017[b]	1.00	.0036	[a]	.0002	(.0036)		1.0002	.38		.22	.22	.31		2,925,514
2016	1.00	.001		-	(.001)		1.00	.07		.21	.20	.07		20,312,768
2015	1.00	.000	[c]	-	(.000)	[c]	1.00	.03		.21	.15	.03		23,109,317
Investor Shares
Year Ended January 31,
2019	1.0000	.0188	[a]	(.0001)	(.0185)		1.0002	1.88		.46	.34	1.80		101,165
2018	1.0002	.0089	[a]	(.0002)	(.0089)		1.0000	.87		.50	.39	.88		124,166
2017[b]	1.00	.0012	[a]	.0002	(.0012)		1.0002	.15		.47	.46	.06		131,245
2016	1.00	.000	[c]	-	(.000)	[c]	1.00	.00	[d]	.46	.26	.00	[d]	1,577,869
2015	1.00	.000	[c]	-	(.000)	[c]	1.00	.00	[d]	.46	.18	.00	[d]	1,877,431
Administrative Shares
Year Ended January 31,
2019	1.0000	.0225	[a]	(.0023)	(.0200)		1.0002	2.04		.31	.19	2.03		104,888
2018	1.0002	.0104	[a]	(.0002)	(.0104)		1.0000	1.03		.35	.24	1.02		88,645
2017[b]	1.00	.0027	[a]	.0002	(.0027)		1.0002	.29		.32	.32	.20		109,801
2016	1.00	.000	[c]	-	(.000)	[c]	1.00	.02		.31	.25	.02		2,034,366
2015	1.00	.000	[c]	-	(.000)	[c]	1.00	.00	[d]	.31	.18	.00	[d]	1,521,958

a Based on average shares outstaning.

b Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.

c Amount represents less than $.001 per share.

d Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management
Institutional Shares
Year Ended January 31,
2019	1.00	.018		(.018)		1.00	1.82	.21	.17	1.79	51,959,429
2018	1.00	.009		(.009)		1.00	.85	.21	.16	.87	61,917,499
2017	1.00	.003		(.003)		1.00	.27	.22	.15	.30	49,219,152
2016	1.00	.000	[a]	(.000)	[a]	1.00	.03	.21	.12	.03	16,493,855
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.07	.01	16,874,952
Investor Shares
Year Ended January 31,
2019	1.00	.016		(.016)		1.00	1.57	.46	.42	1.58	2,727,098
2018	1.00	.006		(.006)		1.00	.60	.46	.42	.62	2,416,450
2017	1.00	.000	[a]	(.000)	[a]	1.00	.04	.46	.38	.05	1,683,826
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.13	.01	1,535,017
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.07	.01	2,239,904
Administrative Shares
Year Ended January 31,
2019	1.00	.017		(.017)		1.00	1.72	.31	.27	1.70	1,787,604
2018	1.00	.007		(.007)		1.00	.75	.31	.26	.70	1,550,026
2017	1.00	.002		(.002)		1.00	.16	.31	.25	.21	3,367,764
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.13	.01	1,892,123
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.07	.01	508,979
Participant Shares
Year Ended January 31,
2019	1.00	.014		(.014)		1.00	1.41	.61	.57	1.41	92,963
2018	1.00	.004		(.004)		1.00	.45	.61	.56	.43	90,708
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02	.61	.43	.02	97,423
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.62	.12	.01	48,876
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.07	.01	113,734

a Amount represents less than $.001 per share.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Securities Cash Management
Institutional Shares
Year Ended January 31,
2019	1.00	.018		(.018)		1.00	1.78		.22	.21	1.76		4,142,111
2018	1.00	.008		(.008)		1.00	.80		.22	.19	.79		3,764,742
2017	1.00	.002		(.002)		1.00	.22		.22	.18	.22		3,766,664
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.22	.10	.01		2,282,377
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.22	.06	.00	[b]	2,952,007
Investor Shares
Year Ended January 31,
2019	1.00	.015		(.015)		1.00	1.52		.47	.46	1.52		443,941
2018	1.00	.005		(.005)		1.00	.54		.47	.44	.57		446,933
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02		.47	.38	.02		347,191
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.11	.00	[b]	580,124
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.06	.00	[b]	460,122
Administrative Shares
Year Ended January 31,
2019	1.00	.017		(.017)		1.00	1.68		.32	.31	1.68		387,132
2018	1.00	.007		(.007)		1.00	.69		.32	.29	.70		449,501
2017	1.00	.001		(.001)		1.00	.10		.32	.30	.10		392,889
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.33	.12	.00	[b]	646,418
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.33	.06	.00	[b]	300,887
Participant Shares
Year Ended January 31,
2019	1.00	.014		(.014)		1.00	1.37		.62	.61	1.37		289,236
2018	1.00	.004		(.004)		1.00	.39		.62	.59	.39		312,013
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01		.62	.39	.01		335,698
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.62	.11	.00	[b]	297,958
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.62	.06	.00	[b]	300,356

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Treasury & Agency Cash Management
Institutional Shares
Year Ended January 31,
2019	1.00	.018		(.018)		1.00	1.82	.21	.18	1.83	15,314,155
2018	1.00	.008		(.008)		1.00	.82	.21	.20	.83	17,116,541
2017	1.00	.002		(.002)		1.00	.22	.21	.18	.23	16,853,981
2016	1.00	.000	[a]	(.000)	[a]	1.00	.02	.21	.10	.02	16,300,313
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.06	.01	16,380,228
Investor Shares
Year Ended January 31,
2019	1.00	.016		(.016)		1.00	1.57	.46	.43	1.55	1,824,737
2018	1.00	.006		(.006)		1.00	.56	.46	.45	.57	2,105,370
2017	1.00	.000	[a]	(.000)	[a]	1.00	.03	.46	.37	.02	1,754,491
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.11	.01	2,404,304
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.06	.01	2,364,649
Administrative Shares
Year Ended January 31,
2019	1.00	.017		(.017)		1.00	1.72	.31	.28	1.75	704,333
2018	1.00	.007		(.007)		1.00	.72	.31	.30	.74	441,771
2017	1.00	.001		(.001)		1.00	.12	.31	.29	.12	278,799
2016	1.00	000	[a]	(.000)	[a]	1.00	.01	.31	.10	.01	365,175
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.06	.01	534,032
Participant Shares
Year Ended January 31,
2019	1.00	.014		(.014)		1.00	1.42	.61	.58	1.41	1,170,243
2018	1.00	.004		(.004)		1.00	.41	.61	.60	.36	990,662
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.41	.01	1,257,301
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.11	.01	595,242
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.06	.01	654,427

a Amount represents less than $.001 per share.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Securities Cash Management
Institutional Shares
Year Ended January 31,
2019	1.00	.018		(.018)		1.00	1.78		.21	.20	1.75		23,505,647
2018	1.00	.008		(.008)		1.00	.79		.21	.18	.77		27,366,026
2017	1.00	.002		(.002)		1.00	.19		.21	.18	.19		27,660,470
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.21	.06	.01		30,851,896
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.21	.04	.00	[b]	28,812,494
Investor Shares
Year Ended January 31,
2019	1.00	.015		(.015)		1.00	1.53		.46	.45	1.51		1,746,213
2018	1.00	.005		(.005)		1.00	.53		.46	.43	.54		2,104,742
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02		.46	.34	.02		2,099,312
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.07	.00	[b]	4,346,185
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.04	.00	[b]	3,549,024
Administrative Shares
Year Ended January 31,
2019	1.00	.017		(.017)		1.00	1.68		.31	.30	1.67		2,454,059
2018	1.00	.007		(.007)		1.00	.68		.31	.28	.68		2,594,277
2017	1.00	.001		(.001)		1.00	.09		.31	.29	.10		2,450,740
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.07	.00	[b]	705,722
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.04	.00	[b]	683,313
Participant Shares
Year Ended January 31,
2019	1.00	.014		(.014)		1.00	1.38		.61	.60	1.36		2,052,791
2018	1.00	.004		(.004)		1.00	.39		.61	.58	.39		2,179,683
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01		.61	.36	.01		2,073,661
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.06	.00	[b]	3,234,511
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.04	.00	[b]	4,311,165

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)										Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Tax return of capital	Total Distributions	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Municipal Cash Management Plus
Institutional Shares
Year Ended January 31,
2019	1.00	.011		(.011)		-	(.011)	1.00	1.13		.45	.30	1.16		8,949
2018	1.00	.007		(.007)		-	(.007)	1.00	.67		.44	.32	.75		11,018
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.58		.41	.28	.04		3,145
2016	1.00	.000	[a]	(.000)	[a]	-	(.000)[a]	1.00	.01		.30	.10	.00	[b]	107,204
2015	1.00	.000	[a]	(.000)	[a]	-	(.000)[a]	1.00	.00	[b]	.29	.13	.00	[b]	61,570
Investor Shares
Year Ended January 31,
2019	1.00	.009		(.009)		-	(.009)	1.00	.89		.65	.55	.87		58,879
2018	1.00	.004		(.004)		-	(.004)	1.00	.44		.59	.49	.45		214,934
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.52		.64	.45	.08		174,214
2016	1.00	.000	[a]	(.000)	[a]	-	(.000)[a]	1.00	.01		.54	.10	.00	[b]	101,477
2015	1.00	.000	[a]	(.000)	[a]	-	(.000)[a]	1.00	.00	[b]	.54	.13	.00	[b]	155,166

a  Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free New York Municipal Cash Management
Institutional Shares
Year Ended January 31,
2019	1.00	.012		(.012)		1.00	1.17		.33	.33	1.16		99,314
2018	1.00	.006		(.006)		1.00	.60		.34	.34	.61		92,193
2017	1.00	.002		(.002)		1.00	.21		.29	.25	.16		85,203
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.28	.10	.00	[b]	184,514
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.25	.13	.00	[b]	125,650
Investor Shares
Year Ended January 31,
2019	1.00	.009		(.009)		1.00	.92		.57	.57	.89		31,036
2018	1.00	.004		(.004)		1.00	.36		.57	.57	.34		79,362
2017	1.00	.001		(.001)		1.00	.06		.54	.41	.05		121,343
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.51	.11	.00	[b]	213,259
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.50	.13	.00	[b]	260,668

a  Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Tax Exempt Cash Management
Institutional Shares
Year Ended January 31,
2019	1.0000	.0122	[a]	.0003	(.0125)		1.0000	1.25	.27	.21	1.23		621,665
2018	1.0000	.0066	[a]	.0000[b]	(.0066)		1.0000	.66	.26	.26	.65		607,839
2017[c]	1.00	.0026	[a]	.0000[b]	(.0026)		1.0000	.26	.24	.21	.21		603,783
2016	1.00	.000	[d]	-	(.000)	[d]	1.00	.01	.23	.08	.00	[e]	1,555,860
2015	1.00	.000	[d]	-	(.000)	[d]	1.00	.01	.24	.10	.00	[e]	1,617,674
Investor Shares
Year Ended January 31,
2019	1.0000	.0100	[a]	.0000[b]	(.0100)		1.0000	1.00	50.46		1.00		36,267
2018	1.0000	.0042	[a]	.0000[b]	(.0042)		1.0000	.42	.50	.50	.42		37,136
2017[c]	1.00	.0008	[a]	.0000[b]	(.0008)		1.0000	.08	.48	.34	.04		40,717
2016	1.00	.000	[d]	-	(.000)	[d]	1.00	.01	.47	.08	.00	[e]	287,319
2015	1.00	.000	[d]	-	(.000)	[d]	1.00	.01	.47	.10	.00	[e]	378,285

a Based on average shares outstanding.

b Amount represents less than $.0001 per share.

c Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.

d Amount represents less than $.001 per share.

e Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management are diversified funds. Dreyfus AMT-Free New York Municipal Cash Management is non-diversified. Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus AMT-Free Tax Exempt Cash Management is sole series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management seek to provide income exempt from federal income taxes and the federal alternative minimum tax. Dreyfus AMT-Free New York Municipal Cash Management seeks to provide income exempt from federal, New York state and New York city income taxes and the federal alternative minimum tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. As of January 31, 2019, each fund offered Institutional Shares, Investor Shares, Administrative Shares and Participant Shares, with the following exceptions: Dreyfus Cash Management did not offer Participant Shares. Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management did not offer Administrative and Participant Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by Service Agents receiving Rule 12b-1 fees) to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management each operate as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Securities each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund and Retail Fund to maintain a constant NAV of $1.00 per share, and each Government Fund and Retail Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that a Government Fund or Retail Fund will be able to maintain a constant NAV of $1.00 per share.

Dreyfus Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management each operate as an “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”).

Each Retail Fund and Institutional Fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors. Government Funds are not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Funds’ weekly liquid assets.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require

NOTES TO FINANCIAL STATEMENTS (continued)

the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Retail and Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees (each, a “Board”).

Institutional Funds: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2019, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

At January 31, 2019, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dreyfus AMT-Free New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(d) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Securities Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended January 31, 2019, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended January 31, 2019, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended January 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2019, the components of accumulated earnings on a tax basis for each fund were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2019.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended January 31, 2019 and January 31, 2018.

At January 31, 2019, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTES TO FINANCIAL STATEMENTS

Table 1—Capital Loss Carryover
Short-Term Losses($)†
Dreyfus Government Cash Management	1,423,603
Dreyfus Government Securities Cash Management	425,084
Dreyfus Treasury & Agency Cash Management	2,022,427
Dreyfus Treasury Securities Cash Management	1,163,341
Dreyfus AMT-Free Municipal Cash Management Plus	3,268

† Short-term capital losses can be carried forward for an unlimited period.

Table 2—Tax Character of Distributions Paid
	2019			2018
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
Dreyfus Cash Management	-	167,055,050	-	-	51,824,275	-
Dreyfus Government Cash Management	-	1,104,498,393	-	-	558,056,120	-
Dreyfus Government Securities Cash Management	-	80,442,180	-	-	35,704,315	-
Dreyfus Treasury & Agency Cash Management	-	369,841,558	-	-	183,660,064	-
Dreyfus Treasury Securities Cash Management	-	548,510,754	-	-	255,508,259	78,283
Dreyfus AMT-Free Municipal Cash Management Plus	987,114	-	-	876,688	179	-
Dreyfus AMT-Free New York Municipal Cash Management	1,602,436	-	8,233	868,571	-	-
Dreyfus AMT-Free Tax Exempt Cash Management	7,082,287	4,053	-	4,601,485	2,338	14,914

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements (the “Agreements”) with Dreyfus, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. For Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management, the Agreements provide that if in any full fiscal year the aggregate expenses, excluding taxes, brokerage fees and extraordinary expenses exceed 1.5% of the value of each relevant fund’s average daily net assets, Dreyfus will reimburse the relevant fund, or bear any excess expense over 1.5%. During the period ended January 31, 2019, there were no reimbursements pursuant to the Agreements.

For certain funds, Dreyfus agreed to waive receipt of its fees or limit the fund’s direct expenses during period ended January 31, 2019, as described below. To the extent that it is necessary for Dreyfus to waive receipt of its management fee (or reimburse the fund’s common expenses) for any share class, the amount of the waiver or reimbursement will be applied equally to each share class of the fund in order to facilitate a daily yield at or above a certain level which may change from time to time. These expense limitations and waivers are voluntary, not contractual, and may be terminated by Dreyfus at any time. For Dreyfus Cash Management and Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of all classes of the fund. For Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management, Dreyfus agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of the fund’s Institutional shares. Table 3 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended January 31, 2019.

Table 3—Fee Waivers

Dreyfus Cash Management	$9,145,316
Dreyfus Government Cash Management	24,441,163
Dreyfus Government Securities Cash Management	410,147
Dreyfus Treasury & Agency Cash Management	6,114,084
Dreyfus Treasury Securities Cash Management	1,261,649
Dreyfus AMT-Free Municipal Cash Management Plus	109,380
Dreyfus AMT-Free Tax Exempt Cash Management	305,798

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Investor Shares, Administrative Shares and Participant Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares, Administrative Shares and Participant Shares, pay the Distributor at annual rates of .25%, .10% and .40%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each class, the Distributor may make payments to Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares and Participant Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor Shares and/or Participant Shares automated teller check writing privileges and, in the case of Participant Shares, automated teller machine access and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 4 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended January 31, 2019.

Table 4—Service Plan Fees

	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)
Dreyfus Cash Management	305,452	122,090	-
Dreyfus Government Cash Management	6,294,696	1,575,323	380,819
Dreyfus Government Securities Cash Management	1,102,178	408,198	1,152,122
Dreyfus Treasury & Agency Cash Management	4,686,458	502,544	4,174,645
Dreyfus Treasury Securities Cash Management	4,589,862	2,501,008	7,790,098
Dreyfus AMT-Free Municipal Cash Management Plus	246,271	-	-
Dreyfus AMT-Free New York Municipal Cash Management	137,108	-	-
Dreyfus AMT-Free Tax Exempt Cash Management	91,300	-	-

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each fund has adopted a Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and providing reports and other information, and services related to the maintenance of shareholder accounts. Dreyfus agreed to waive receipt of Shareholder Services Plan fees for Dreyfus AMT-Free Municipal Cash Management Plus. During the period ended January 31, 2019, the fees waived a total of $5,937 within the reduction in expenses, pursuant to the undertaking. This waiver is voluntary, not contractual, and may be terminated at any time. Table 5 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Shareholder Services Plan during the period ended January 31, 2019.

Table 5—Shareholder Services Plan Fees

Dreyfus Cash Management	$185,896
Dreyfus Government Cash Management	770,612
Dreyfus Government Securities Cash Management	32,925
Dreyfus Treasury & Agency Cash Management	273,562
Dreyfus Treasury Securities Cash Management	301,182
Dreyfus AMT-Free Municipal Cash Management Plus	5,937
Dreyfus AMT-Free New York Municipal Cash Management	8,091
Dreyfus AMT-Free Tax Exempt Cash Management	127,645

The funds have an arrangement with the transfer agent whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and Effective August 1, 2018 for Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management and effective February 1, 2019 for Dreyfus Cash Management and Dreyfus Treasury Securities Cash Management had an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. On the effective date the arrangement with the custodian changed whereby Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus Treasury & Agency Cash Management will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management will continue its current arrangement to offset earning credits against custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

Each fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 6 summarizes the amount each fund was charged during the period ended January 31, 2019, which is included in Shareholder servicing costs in the Statements of Operations.

Table 6—Transfer Agency Agreement Fees and Cash Management Agreement Fees
Transfer Agency Fees ($)
Dreyfus Cash Management	21,001
Dreyfus Government Cash Management	24,412
Dreyfus Government Securities Cash Management	2,767
Dreyfus Treasury & Agency Cash Management	8,004
Dreyfus Treasury Securities Cash Management	21,556
Dreyfus AMT-Free Municipal Cash Management Plus	8,009
Dreyfus AMT-Free New York Municipal Cash Management	8,678
Dreyfus AMT-Free Tax Exempt Cash Management	9,496

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 7 summarizes the amount each fund was charged during the period ended January 31, 2019 pursuant to the custody agreement. These fees were offset by earnings credits for each relevant fund, also summarized in Table 7.

During the period ended January 31, 2019, each fund was charged $12,786 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statements of Operations.

Table 8 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Table 7—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	146,528	(15,199)
Dreyfus Government Cash Management	1,243,023	-
Dreyfus Government Securities Cash Management	67,145	(16,518)
Dreyfus Treasury & Agency Cash Management	367,863	-
Dreyfus Treasury Securities Cash Management	501,933	(77,800)
Dreyfus AMT-Free Municipal Cash Management Plus	9,159	(1,992)
Dreyfus AMT-Free New York Municipal Cash Management	7,726	(2,934)
Dreyfus AMT-Free Tax Exempt Cash Management	21,542	(2,930)

Table 8—Due to The Dreyfus Corporation and Affiliates
	Management Fees ($)	Service Plan Fees ($)	Shareholder Service Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agency Fees ($)	Less Expense Reimbursement ($)
Dreyfus Cash Management	1,623,694	30,798	16,000	66,582	4,231	2,529	(894,067)
Dreyfus Government Cash Management	9,645,972	793,158	55,000	92,814	4,231	1,796	(2,008,615)
Dreyfus Government Securities Cash Management	847,856	237,247	3,000	27,266	4,231	772	(11,954)
Dreyfus Treasury & Agency Cash Management	3,594,542	858,488	19,000	179,924	4,231	2,016	(761,472)
Dreyfus Treasury Securities Cash Management	4,986,560	1,319,031	21,000	226,908	4,231	3,198	(498,486)
Dreyfus AMT-Free Municipal Cash Management Plus	12,239	13,014	-	1,717	4,231	126	(6,106)
Dreyfus AMT-Free New York Municipal Cash Management	22,440	6,761	-	2,351	4,231	241	-
Dreyfus AMT-Free Tax Exempt Cash Management	113,272	7,705	11,000	8,682	4,231	403	(44,678)

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 9 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended January 31, 2019.

Table 10 summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each relevant fund at January 31, 2019.

NOTES TO FINANCIAL STATEMENTS

Table 9—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus AMT-Free Municipal Cash Management Plus	118,360,000	188,515,000
Dreyfus AMT-Free New York Municipal Cash Management	131,360,000	141,390,000
Dreyfus AMT-Free Tax Exempt Cash Management	829,935,000	725,650,000

Table 10—Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Cash Management	9,730,707,752	1,348,655	(173,318)	1,175,337
Dreyfus AMT-Free Tax-Exempt Cash Management	658,750,312	3,845	(4,439)	(594)

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

Dreyfus AMT-Free Tax Exempt Cash Management

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management (collectively referred to as the “Funds”), including the statements of investments, as of January 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at January 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
March 27, 2019

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus AMT-Free Tax Exempt Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2019:

― all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular federal income taxes).

― except $8,233 of Dreyfus AMT-Free New York Municipal Cash Management’s exempt-interest dividends that is being designated as a long-term capital gain distribution for reporting purposes.

― except $4,053 of Dreyfus AMT-Free Tax Exempt Cash Management’s exempt-interest dividends that is being designated as an ordinary income distribution for reporting purposes.

― for individuals who are residents of New York, “exempt-interest dividends” paid by Dreyfus AMT-Free New York Municipal Cash Management is also not subject to New York state and New York city personal income tax.

For state individual income tax purposes, Dreyfus Government Securities Cash Management and Dreyfus Treasury Securities Cash Management hereby report the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2019 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, Connecticut, California and the District of Columbia:

Dreyfus Government Securities Cash Management  100%

Dreyfus Treasury Securities Cash Management   100%

The Funds below report the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2019 as qualifying interest related dividends:

Dreyfus Cash Management  87.83%

Dreyfus Government Cash Management   100%

Dreyfus Government Securities Cash Management  100%

Dreyfus Treasury & Agency Cash Management  100%

Dreyfus Treasury Securities Cash Management   100%

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (75)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 122

———————

Francine J. Bovich (67)
Board Member (2015)
Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-present)

No. of Portfolios for which Board Member Serves: 70

———————

Gordon J. Davis (77)
Board Member (2014)
Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 54

———————

Isabel P. Dunst (71)
Board Member (1991)
Principal Occupation During Past 5 Years:

• Senior Counsel, Hogan Lovells LLP (2018-present; previously, Of Counsel, 2015-2018, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 33

———————

Nathan Leventhal (75)
Board Member (2014)
Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (55)
Board Member (2010)
Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 99

———————

Roslyn M. Watson (69)
Board Member (2010)
Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 56

———————

Benaree Pratt Wiley (72)
Board Member (2007)
Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 77

———————

BOARD MEMBERS INFORMTION (Unaudited) (continued)
INTERESTED BOARD MEMBER (continued)

J. Charles Cardona (63)
Board Member (2014)
Principal Occupation During Past 5 Years:

• Retired. President and a Director of the Manager (2008-2016), Chairman of the Distributor (2013-2016, Executive Vice President, 1997-2013)

No. of Portfolios for which Board Member Serves: 33

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company and the Trust as a result of his previous affiliation with The Dreyfus Corporation.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 122 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 147 portfolios) managed by Dreyfus. She is 31 years old and has been an employee of the Manager since October 2016.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, from March 2013 to December 2017, Senior Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015. She is an officer of 63 investment companies (comprised of 147 portfolios) managed by Dreyfus. She is 33 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1985.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2002.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 147 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 147 portfolios). He is 61 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 141 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Distributor since 1997.

NOTES

NOTES

For More Information

Dreyfus Cash Management Funds

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management	DICXX	DVCXX	DSCXX
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX
Dreyfus AMT-Free Municipal Cash Management Plus	DIMXX	DVMXX
Dreyfus AMT-Free New York Municipal Cash Management	DIYXX	DVYXX
Dreyfus AMT-Free Tax Exempt Cash Management	DEIXX	DEVXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investments Division, 144 Glen Curtiss Boulevard, Uniondale, NY 11556-0144

Internet Access Dreyfus Investments Division at www.dreyfus.com
You can obtain product information and e-mail requests for information or literature

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation CMGTAR0119

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,222 in 2018 and $35,838 in 2019.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,139 in 2018 and $6,807 in 2019. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2018 and $0 in 2019.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,101 in 2018 and $4,482 in 2019. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2018 and $0 in 2019.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $106 in 2018 and $113 in 2019. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2018 and $0 in 2019.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $30,865,905 in 2018 and $53,031,853 in 2019.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 25, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 25, 2019

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)